Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AQR Funds
Entity Central Index Key	0001444822
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000192464
Shareholder Report [Line Items]
Fund Name	AQR Alternative Risk Premia Fund
Class Name	I
Trading Symbol	QRPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Alternative Risk Premia Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$547	5.01%

Expenses Paid, Amount	$ 547
Expense Ratio, Percent	5.01%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Alternative Risk Premia Fund (the “Fund”) pursues its investment objective by aiming to provide exposure to five separate investment styles 1) value, 2) momentum, 3) carry, 4) defensive and 5) trend. The Fund uses long and short positions in the following asset groups: stocks, equity indices, bonds, interest rates, currencies, and commodities. The Fund achieves its exposure to any of the asset groups by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class I shares of the Fund returned 18.51%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  Stock selection was the largest contributor to gains. Momentum signals were the primary driver, though value and defensive signals also contributed to gains.

  Fixed Income was the next largest contributor. Gains were shared between country selection, tenor selection, and directional sub-strategies.

  Commodities was the only asset group to detract in 2024. Losses were primarily driven by the across sector commodity selection sub-strategy.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
9/19/2017	$10,000	$10,000	$10,000
12/31/2017	$10,010	$10,025	$10,032
12/31/2018	$9,258	$10,026	$10,220
12/31/2019	$8,983	$10,900	$10,453
12/31/2020	$7,093	$11,718	$10,523
12/31/2021	$8,104	$11,538	$10,528
12/31/2022	$10,151	$10,037	$10,681
12/31/2023	$10,915	$10,592	$11,217
12/31/2024	$12,936	$10,724	$11,806

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception (9/19/2017)
Class I	18.51%	7.57%	3.60%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	0.96%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	2.30%

AssetsNet	$ 220,659,287
Holdings Count | Holding	2,285
Advisory Fees Paid, Amount	$ 2,353,939
InvestmentCompanyPortfolioTurnover	197.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$220,659,287 Total Number of Portfolio Holdings2,285 Total Advisory Fees Paid (net of reimbursements)$2,353,939 Portfolio Turnover Rate (excludes derivatives, if any)197%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	0.6
Utilities	(0.8)
Energy	(2.9)
Communication Services	3.0
Consumer Discretionary	(3.9)
Materials	(4.4)
Information Technology	6.0
Industrials	7.6
U.S. Treasury Obligations	10.7
Financials	13.8
Investment Companies	56.5

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	163.2	(143.3)
Investment Companies	56.5	0.0
U.S. Treasury Obligations	10.7	0.0
Preferred Stocks	0.1	(1.0)
Warrants	0.0	(0.0)Footnote Reference†
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	15	14
Total Return Swaps	2	1
Forward Foreign Currency Exchange Contracts	12	15
Futures Contracts	22	19
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000192463
Shareholder Report [Line Items]
Fund Name	AQR Alternative Risk Premia Fund
Class Name	N
Trading Symbol	QRPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Alternative Risk Premia Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$574	5.26%

Expenses Paid, Amount	$ 574
Expense Ratio, Percent	5.26%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Alternative Risk Premia Fund (the “Fund”) pursues its investment objective by aiming to provide exposure to five separate investment styles 1) value, 2) momentum, 3) carry, 4) defensive and 5) trend. The Fund uses long and short positions in the following asset groups: stocks, equity indices, bonds, interest rates, currencies, and commodities. The Fund achieves its exposure to any of the asset groups by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class N shares of the Fund returned 18.30%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  Stock selection was the largest contributor to gains. Momentum signals were the primary driver, though value and defensive signals also contributed to gains.

  Fixed Income was the next largest contributor. Gains were shared between country selection, tenor selection, and directional sub-strategies.

  Commodities was the only asset group to detract in 2024. Losses were primarily driven by the across sector commodity selection sub-strategy.

Line Graph [Table Text Block]
	Class N	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
9/19/2017	$10,000	$10,000	$10,000
12/31/2017	$10,010	$10,025	$10,032
12/31/2018	$9,237	$10,026	$10,220
12/31/2019	$8,937	$10,900	$10,453
12/31/2020	$7,043	$11,718	$10,523
12/31/2021	$8,031	$11,538	$10,528
12/31/2022	$10,025	$10,037	$10,681
12/31/2023	$10,751	$10,592	$11,217
12/31/2024	$12,719	$10,724	$11,806

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception (9/19/2017)
Class N	18.30%	7.31%	3.36%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	0.96%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	2.30%

AssetsNet	$ 220,659,287
Holdings Count | Holding	2,285
Advisory Fees Paid, Amount	$ 2,353,939
InvestmentCompanyPortfolioTurnover	197.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$220,659,287 Total Number of Portfolio Holdings2,285 Total Advisory Fees Paid (net of reimbursements)$2,353,939 Portfolio Turnover Rate (excludes derivatives, if any)197%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	0.6
Utilities	(0.8)
Energy	(2.9)
Communication Services	3.0
Consumer Discretionary	(3.9)
Materials	(4.4)
Information Technology	6.0
Industrials	7.6
U.S. Treasury Obligations	10.7
Financials	13.8
Investment Companies	56.5

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	163.2	(143.3)
Investment Companies	56.5	0.0
U.S. Treasury Obligations	10.7	0.0
Preferred Stocks	0.1	(1.0)
Warrants	0.0	(0.0)Footnote Reference†
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	15	14
Total Return Swaps	2	1
Forward Foreign Currency Exchange Contracts	12	15
Futures Contracts	22	19
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000192465
Shareholder Report [Line Items]
Fund Name	AQR Alternative Risk Premia Fund
Class Name	R6
Trading Symbol	QRPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Alternative Risk Premia Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$537	4.91%

Expenses Paid, Amount	$ 537
Expense Ratio, Percent	4.91%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Alternative Risk Premia Fund (the “Fund”) pursues its investment objective by aiming to provide exposure to five separate investment styles 1) value, 2) momentum, 3) carry, 4) defensive and 5) trend. The Fund uses long and short positions in the following asset groups: stocks, equity indices, bonds, interest rates, currencies, and commodities. The Fund achieves its exposure to any of the asset groups by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class R6 shares of the Fund returned 18.67%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  Stock selection was the largest contributor to gains. Momentum signals were the primary driver, though value and defensive signals also contributed to gains.

  Fixed Income was the next largest contributor. Gains were shared between country selection, tenor selection, and directional sub-strategies.

  Commodities was the only asset group to detract in 2024. Losses were primarily driven by the across sector commodity selection sub-strategy.

Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
9/19/2017	$50,000,000	$50,000,000	$50,000,000
12/31/2017	$50,100,000	$50,125,168	$50,157,545
12/31/2018	$46,389,585	$50,130,802	$51,099,796
12/31/2019	$45,030,045	$54,500,652	$52,265,109
12/31/2020	$35,618,385	$58,591,752	$52,613,819
12/31/2021	$40,715,550	$57,688,389	$52,639,610
12/31/2022	$51,082,440	$50,182,975	$53,405,781
12/31/2023	$54,909,505	$52,957,487	$56,084,041
12/31/2024	$65,160,920	$53,619,578	$59,029,257

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception (9/19/2017)
Class R6	18.67%	7.67%	3.70%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	0.96%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	2.30%

AssetsNet	$ 220,659,287
Holdings Count | Holding	2,285
Advisory Fees Paid, Amount	$ 2,353,939
InvestmentCompanyPortfolioTurnover	197.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$220,659,287 Total Number of Portfolio Holdings2,285 Total Advisory Fees Paid (net of reimbursements)$2,353,939 Portfolio Turnover Rate (excludes derivatives, if any)197%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	0.6
Utilities	(0.8)
Energy	(2.9)
Communication Services	3.0
Consumer Discretionary	(3.9)
Materials	(4.4)
Information Technology	6.0
Industrials	7.6
U.S. Treasury Obligations	10.7
Financials	13.8
Investment Companies	56.5

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	163.2	(143.3)
Investment Companies	56.5	0.0
U.S. Treasury Obligations	10.7	0.0
Preferred Stocks	0.1	(1.0)
Warrants	0.0	(0.0)Footnote Reference†
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	15	14
Total Return Swaps	2	1
Forward Foreign Currency Exchange Contracts	12	15
Futures Contracts	22	19
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000070968
Shareholder Report [Line Items]
Fund Name	AQR Diversified Arbitrage Fund
Class Name	I
Trading Symbol	ADAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Diversified Arbitrage Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$171	1.69%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Diversified Arbitrage Fund (the “Fund”) invests in corporate arbitrage strategies, including merger arbitrage, convertible arbitrage, and event-driven strategies. The investment process seeks to capture a risk premium associated with corporate control and capital raising events, while maintaining a highly diversified portfolio of securities with low exposure to other systematic market risks.

The merger arbitrage strategy invests in companies involved in publicly announced mergers, seeking to earn a spread between the market price of the target company’s stock and the deal consideration. The convertible arbitrage strategy seeks to purchase convertible bonds at a discount to their fundamental values and hold them until they converge to fair value. The event-driven strategy consists of several sub-strategies that involve the purchase of securities around corporate events or relative value dislocations.

The portfolio managers seek to enhance the Fund’s return by tactically adjusting strategy exposures over time based on the perceived attractiveness of the opportunity set. They focus on downside risk when sizing positions to avoid large losses at the individual position level. Use of derivative instruments is inherent to the Fund's principal investment strategies, both to obtain financial leverage and to hedge portfolio risks. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Fund’s Class I shares returned 3.19%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and its secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

       •    Convertible Arbitrage (2.88%):

              −    Positive performance was driven by broad richening in the portfolio.

       •    Merger Arbitrage (0.92%):

             −    Gains were driven by spread tightening in deals with high perceived regulatory risk, offset by losses from five deals that were terminated on antitrust grounds.

       •    Event-Driven/Alternative Investments (-0.61%):

             −     Negative performance was driven by the special situations sub-strategy (e.g., a hedged short position in a company that traded at a large premium to the value of its publicly traded assets).

             −     Closed-end funds sub-strategy contributed positively as discounts tightened.

             −     Small gain in the special purpose acquisition company (“SPAC”) sub-strategy was driven by interest accrual in trust accounts.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,513	$10,055	$10,005
12/31/2016	$10,239	$10,321	$10,038
12/31/2017	$10,844	$10,687	$10,124
12/31/2018	$11,082	$10,688	$10,314
12/31/2019	$12,026	$11,620	$10,549
12/31/2020	$15,059	$12,492	$10,619
12/31/2021	$16,003	$12,299	$10,625
12/31/2022	$15,476	$10,699	$10,779
12/31/2023	$16,173	$11,291	$11,320
12/31/2024	$16,689	$11,432	$11,914

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	3.19%	6.77%	5.26%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%

AssetsNet	$ 2,023,607,627
Holdings Count | Holding	593
Advisory Fees Paid, Amount	$ 19,099,080
InvestmentCompanyPortfolioTurnover	361.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,023,607,627 Total Number of Portfolio Holdings593 Total Advisory Fees Paid (net of reimbursements)$19,099,080 Portfolio Turnover Rate (excludes derivatives, if any)361%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	1.5
Materials	2.0
Industrials	2.0
Communication Services	3.3
Utilities	3.4
Consumer Discretionary	3.8
Health Care	4.7
Information Technology	9.6
Financials	9.7
U.S. Treasury Obligations	20.5
Investment Companies	39.2

Security Type as % of Net Assets

Asset Type	Long	Short
Convertible Bonds	42.3	(3.1)
Common Stocks	16.7	(26.4)
Investment Companies	39.2	0.0
U.S. Treasury Obligations	20.5	0.0
Corporate Bonds	5.3	(1.7)
Convertible Preferred Stocks	2.7	0.0
Closed-End Funds	2.4	0.0
Units	1.7	0.0
Warrants	0.1	0.0
Options Purchased	0.0Footnote Reference†	0.0
Others	0.0Footnote Reference†	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Basket Swaps	53	24
Total Return Swaps	0	2
Credit Default Swaps	1	0
Forward Foreign Currency Exchange Contracts	1	2
Futures Contracts	0	16
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000070967
Shareholder Report [Line Items]
Fund Name	AQR Diversified Arbitrage Fund
Class Name	N
Trading Symbol	ADANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Diversified Arbitrage Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$197	1.94%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Diversified Arbitrage Fund (the “Fund”) invests in corporate arbitrage strategies, including merger arbitrage, convertible arbitrage, and event-driven strategies. The investment process seeks to capture a risk premium associated with corporate control and capital raising events, while maintaining a highly diversified portfolio of securities with low exposure to other systematic market risks.

The merger arbitrage strategy invests in companies involved in publicly announced mergers, seeking to earn a spread between the market price of the target company’s stock and the deal consideration. The convertible arbitrage strategy seeks to purchase convertible bonds at a discount to their fundamental values and hold them until they converge to fair value. The event-driven strategy consists of several sub-strategies that involve the purchase of securities around corporate events or relative value dislocations.

The portfolio managers seek to enhance the Fund’s return by tactically adjusting strategy exposures over time based on the perceived attractiveness of the opportunity set. They focus on downside risk when sizing positions to avoid large losses at the individual position level. Use of derivative instruments is inherent to the Fund's principal investment strategies, both to obtain financial leverage and to hedge portfolio risks. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Fund’s Class N shares returned 2.92%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and its secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

       •    Convertible Arbitrage (2.88%):

              −    Positive performance was driven by broad richening in the portfolio.

       •    Merger Arbitrage (0.92%):

             −    Gains were driven by spread tightening in deals with high perceived regulatory risk, offset by losses from five deals that were terminated on antitrust grounds.

       •    Event-Driven/Alternative Investments (-0.61%):

             −     Negative performance was driven by the special situations sub-strategy (e.g., a hedged short position in a company that traded at a large premium to the value of its publicly traded assets).

             −     Closed-end funds sub-strategy contributed positively as discounts tightened.

             −     Small gain in the special purpose acquisition company (“SPAC”) sub-strategy was driven by interest accrual in trust accounts.

Line Graph [Table Text Block]
	Class N	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,496	$10,055	$10,005
12/31/2016	$10,186	$10,321	$10,038
12/31/2017	$10,755	$10,687	$10,124
12/31/2018	$10,971	$10,688	$10,314
12/31/2019	$11,884	$11,620	$10,549
12/31/2020	$14,835	$12,492	$10,619
12/31/2021	$15,724	$12,299	$10,625
12/31/2022	$15,168	$10,699	$10,779
12/31/2023	$15,809	$11,291	$11,320
12/31/2024	$16,270	$11,432	$11,914

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class N	2.92%	6.48%	4.99%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%

AssetsNet	$ 2,023,607,627
Holdings Count | Holding	593
Advisory Fees Paid, Amount	$ 19,099,080
InvestmentCompanyPortfolioTurnover	361.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,023,607,627 Total Number of Portfolio Holdings593 Total Advisory Fees Paid (net of reimbursements)$19,099,080 Portfolio Turnover Rate (excludes derivatives, if any)361%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	1.5
Materials	2.0
Industrials	2.0
Communication Services	3.3
Utilities	3.4
Consumer Discretionary	3.8
Health Care	4.7
Information Technology	9.6
Financials	9.7
U.S. Treasury Obligations	20.5
Investment Companies	39.2

Security Type as % of Net Assets

Asset Type	Long	Short
Convertible Bonds	42.3	(3.1)
Common Stocks	16.7	(26.4)
Investment Companies	39.2	0.0
U.S. Treasury Obligations	20.5	0.0
Corporate Bonds	5.3	(1.7)
Convertible Preferred Stocks	2.7	0.0
Closed-End Funds	2.4	0.0
Units	1.7	0.0
Warrants	0.1	0.0
Options Purchased	0.0Footnote Reference†	0.0
Others	0.0Footnote Reference†	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Basket Swaps	53	24
Total Return Swaps	0	2
Credit Default Swaps	1	0
Forward Foreign Currency Exchange Contracts	1	2
Futures Contracts	0	16
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000145937
Shareholder Report [Line Items]
Fund Name	AQR Diversified Arbitrage Fund
Class Name	R6
Trading Symbol	QDARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Diversified Arbitrage Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$162	1.59%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Diversified Arbitrage Fund (the “Fund”) invests in corporate arbitrage strategies, including merger arbitrage, convertible arbitrage, and event-driven strategies. The investment process seeks to capture a risk premium associated with corporate control and capital raising events, while maintaining a highly diversified portfolio of securities with low exposure to other systematic market risks.

The merger arbitrage strategy invests in companies involved in publicly announced mergers, seeking to earn a spread between the market price of the target company’s stock and the deal consideration. The convertible arbitrage strategy seeks to purchase convertible bonds at a discount to their fundamental values and hold them until they converge to fair value. The event-driven strategy consists of several sub-strategies that involve the purchase of securities around corporate events or relative value dislocations.

The portfolio managers seek to enhance the Fund’s return by tactically adjusting strategy exposures over time based on the perceived attractiveness of the opportunity set. They focus on downside risk when sizing positions to avoid large losses at the individual position level. Use of derivative instruments is inherent to the Fund's principal investment strategies, both to obtain financial leverage and to hedge portfolio risks. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Fund’s Class R6 shares returned 3.20%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and its secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

       •    Convertible Arbitrage (2.88%):

              −    Positive performance was driven by broad richening in the portfolio.

       •    Merger Arbitrage (0.92%):

             −    Gains were driven by spread tightening in deals with high perceived regulatory risk, offset by losses from five deals that were terminated on antitrust grounds.

       •    Event-Driven/Alternative Investments (-0.61%):

             −     Negative performance was driven by the special situations sub-strategy (e.g., a hedged short position in a company that traded at a large premium to the value of its publicly traded assets).

             −     Closed-end funds sub-strategy contributed positively as discounts tightened.

             −     Small gain in the special purpose acquisition company (“SPAC”) sub-strategy was driven by interest accrual in trust accounts.

Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
12/31/2014	$50,000,000	$50,000,000	$50,000,000
12/31/2015	$47,627,764	$50,274,953	$50,026,535
12/31/2016	$51,267,372	$51,605,853	$50,189,585
12/31/2017	$54,356,230	$53,433,653	$50,617,764
12/31/2018	$55,667,512	$53,439,659	$51,568,660
12/31/2019	$60,470,708	$58,097,939	$52,744,666
12/31/2020	$75,725,039	$62,459,070	$53,096,576
12/31/2021	$80,547,236	$61,496,081	$53,122,603
12/31/2022	$77,955,851	$53,495,276	$53,895,804
12/31/2023	$81,616,662	$56,452,918	$56,598,638
12/31/2024	$84,232,362	$57,158,711	$59,570,879

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	3.20%	6.85%	5.35%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%

AssetsNet	$ 2,023,607,627
Holdings Count | Holding	593
Advisory Fees Paid, Amount	$ 19,099,080
InvestmentCompanyPortfolioTurnover	361.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,023,607,627 Total Number of Portfolio Holdings593 Total Advisory Fees Paid (net of reimbursements)$19,099,080 Portfolio Turnover Rate (excludes derivatives, if any)361%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	1.5
Materials	2.0
Industrials	2.0
Communication Services	3.3
Utilities	3.4
Consumer Discretionary	3.8
Health Care	4.7
Information Technology	9.6
Financials	9.7
U.S. Treasury Obligations	20.5
Investment Companies	39.2

Security Type as % of Net Assets

Asset Type	Long	Short
Convertible Bonds	42.3	(3.1)
Common Stocks	16.7	(26.4)
Investment Companies	39.2	0.0
U.S. Treasury Obligations	20.5	0.0
Corporate Bonds	5.3	(1.7)
Convertible Preferred Stocks	2.7	0.0
Closed-End Funds	2.4	0.0
Units	1.7	0.0
Warrants	0.1	0.0
Options Purchased	0.0Footnote Reference†	0.0
Others	0.0Footnote Reference†	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Basket Swaps	53	24
Total Return Swaps	0	2
Credit Default Swaps	1	0
Forward Foreign Currency Exchange Contracts	1	2
Futures Contracts	0	16
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000219592
Shareholder Report [Line Items]
Fund Name	AQR Diversifying Strategies Fund
Class Name	I
Trading Symbol	QDSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Diversifying Strategies Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Diversifying Strategies Fund (the “Fund”) seeks to provide an all-in-one alternatives solution through investing in a portfolio of mutual funds, each as series of AQR Funds, providing exposure to both active multi-asset and absolute return strategies. Active multi-asset strategies seek to provide tactical and risk-managed allocations among major asset classes across global markets. These strategies are expected to have some correlation to traditional asset classes over the long-term. Absolute return strategies seek to capture returns from both well-established investment styles (e.g., value and momentum) and certain strategies may also provide exposure to less accessible types of returns (e.g., merger and convertible arbitrage). These strategies tend to be uncorrelated to traditional asset classes over the long term. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class I shares of the Fund returned 13.26%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  The equity market neutral strategy within the absolute return set of strategies was the main contributor, as momentum signals contributed positively.

  The style premia strategy within the absolute return set of strategies was the second largest contributor to performance, driven by the stock selection asset group, where momentum signals drove gains.

  The global macro strategy within the absolute return set of strategies was the only one to detract as it experienced marginal losses. These losses were driven by the emerging country selection and commodity sector selection sub-strategies.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
6/8/2020	$10,000	$10,000	$10,000
12/31/2020	$10,571	$10,224	$10,008
12/31/2021	$11,697	$10,066	$10,013
12/31/2022	$13,416	$8,757	$10,159
12/31/2023	$14,607	$9,241	$10,668
12/31/2024	$16,544	$9,356	$11,229

Average Annual Return [Table Text Block]
	1 Year	Since Inception (6/8/2020)
Class I	13.26%	11.65%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-1.45%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.57%

AssetsNet	$ 1,481,598,460
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,481,598,460 Total Number of Portfolio Holdings7 Total Advisory Fees Paid (net of reimbursements)$0 Portfolio Turnover Rate (excludes derivatives, if any)14%
Holdings [Text Block]

Sector Allocation

Value	Value
Investment Companies	2.0
Relative Value Arbitrage	11.8
Systematic Trend	12.1
Global Macro	12.1
Multi-Strategy	13.0
Equity Market Neutral	19.1
Global Flexible Allocation	29.9

Fund Allocation

% of Total Investment

Value	Value
AQR Multi-Asset Fund -	30%
AQR Equity Market Neutral Fund -	19%
AQR Style Premia Alternative Fund -	13%
AQR Macro Opportunities Fund -	12%
AQR Managed Futures Strategy HV Fund -	12%
AQR Diversified Arbitrage Fund -	12%
Limited Purpose Cash Investment Fund -	2%

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

During the period, the Fund’s Total Annual Fund Operating Expenses were updated from 1.56% to 2.73% (estimated) due to changes in Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses were restated to reflect estimated expenses due to changes in allocations to underlying funds and in implementation with respect to certain of the underlying funds' short positions.

C000219593
Shareholder Report [Line Items]
Fund Name	AQR Diversifying Strategies Fund
Class Name	N
Trading Symbol	QDSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Diversifying Strategies Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Diversifying Strategies Fund (the “Fund”) seeks to provide an all-in-one alternatives solution through investing in a portfolio of mutual funds, each as series of AQR Funds, providing exposure to both active multi-asset and absolute return strategies. Active multi-asset strategies seek to provide tactical and risk-managed allocations among major asset classes across global markets. These strategies are expected to have some correlation to traditional asset classes over the long-term. Absolute return strategies seek to capture returns from both well-established investment styles (e.g., value and momentum) and certain strategies may also provide exposure to less accessible types of returns (e.g., merger and convertible arbitrage). These strategies tend to be uncorrelated to traditional asset classes over the long term. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class N shares of the Fund returned 12.97%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  The equity market neutral strategy within the absolute return set of strategies was the main contributor, as momentum signals contributed positively.

  The style premia strategy within the absolute return set of strategies was the second largest contributor to performance, driven by the stock selection asset group, where momentum signals drove gains.

  The global macro strategy within the absolute return set of strategies was the only one to detract as it experienced marginal losses. These losses were driven by the emerging country selection and commodity sector selection sub-strategies.

Line Graph [Table Text Block]
	Class N	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
6/8/2020	$10,000	$10,000	$10,000
12/31/2020	$10,561	$10,224	$10,008
12/31/2021	$11,656	$10,066	$10,013
12/31/2022	$13,345	$8,757	$10,159
12/31/2023	$14,482	$9,241	$10,668
12/31/2024	$16,361	$9,356	$11,229

Average Annual Return [Table Text Block]
	1 Year	Since Inception (6/8/2020)
Class N	12.97%	11.38%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-1.45%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.57%

AssetsNet	$ 1,481,598,460
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,481,598,460 Total Number of Portfolio Holdings7 Total Advisory Fees Paid (net of reimbursements)$0 Portfolio Turnover Rate (excludes derivatives, if any)14%
Holdings [Text Block]

Sector Allocation

Value	Value
Investment Companies	2.0
Relative Value Arbitrage	11.8
Systematic Trend	12.1
Global Macro	12.1
Multi-Strategy	13.0
Equity Market Neutral	19.1
Global Flexible Allocation	29.9

Fund Allocation

% of Total Investment

Value	Value
AQR Multi-Asset Fund -	30%
AQR Equity Market Neutral Fund -	19%
AQR Style Premia Alternative Fund -	13%
AQR Macro Opportunities Fund -	12%
AQR Managed Futures Strategy HV Fund -	12%
AQR Diversified Arbitrage Fund -	12%
Limited Purpose Cash Investment Fund -	2%

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

During the period, the Fund’s Total Annual Fund Operating Expenses were updated from 1.79% to 2.98% (estimated) due to changes in Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses were restated to reflect estimated expenses due to changes in allocations to underlying funds and in implementation with respect to certain of the underlying funds' short positions.

C000219591
Shareholder Report [Line Items]
Fund Name	AQR Diversifying Strategies Fund
Class Name	R6
Trading Symbol	QDSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Diversifying Strategies Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Diversifying Strategies Fund (the “Fund”) seeks to provide an all-in-one alternatives solution through investing in a portfolio of mutual funds, each as series of AQR Funds, providing exposure to both active multi-asset and absolute return strategies. Active multi-asset strategies seek to provide tactical and risk-managed allocations among major asset classes across global markets. These strategies are expected to have some correlation to traditional asset classes over the long-term. Absolute return strategies seek to capture returns from both well-established investment styles (e.g., value and momentum) and certain strategies may also provide exposure to less accessible types of returns (e.g., merger and convertible arbitrage). These strategies tend to be uncorrelated to traditional asset classes over the long term. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class R6 shares of the Fund returned 13.31%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  The equity market neutral strategy within the absolute return set of strategies was the main contributor, as momentum signals contributed positively.

  The style premia strategy within the absolute return set of strategies was the second largest contributor to performance, driven by the stock selection asset group, where momentum signals drove gains.

  The global macro strategy within the absolute return set of strategies was the only one to detract as it experienced marginal losses. These losses were driven by the emerging country selection and commodity sector selection sub-strategies.

Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
6/8/2020	$50,000,000	$50,000,000	$50,000,000
12/31/2020	$52,875,745	$51,118,966	$50,041,885
12/31/2021	$58,606,895	$50,330,817	$50,066,415
12/31/2022	$67,303,970	$43,782,644	$50,795,133
12/31/2023	$73,320,955	$46,203,294	$53,342,471
12/31/2024	$83,079,190	$46,780,943	$56,143,716

Average Annual Return [Table Text Block]
	1 Year	Since Inception (6/8/2020)
Class R6	13.31%	11.76%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-1.45%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.57%

AssetsNet	$ 1,481,598,460
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,481,598,460 Total Number of Portfolio Holdings7 Total Advisory Fees Paid (net of reimbursements)$0 Portfolio Turnover Rate (excludes derivatives, if any)14%
Holdings [Text Block]

Sector Allocation

Value	Value
Investment Companies	2.0
Relative Value Arbitrage	11.8
Systematic Trend	12.1
Global Macro	12.1
Multi-Strategy	13.0
Equity Market Neutral	19.1
Global Flexible Allocation	29.9

Fund Allocation

% of Total Investment

Value	Value
AQR Multi-Asset Fund -	30%
AQR Equity Market Neutral Fund -	19%
AQR Style Premia Alternative Fund -	13%
AQR Macro Opportunities Fund -	12%
AQR Managed Futures Strategy HV Fund -	12%
AQR Diversified Arbitrage Fund -	12%
Limited Purpose Cash Investment Fund -	2%

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

During the period, the Fund’s Total Annual Fund Operating Expenses were updated from 1.49% to 2.64% (estimated) due to changes in Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses were restated to reflect estimated expenses due to changes in allocations to underlying funds and in implementation with respect to certain of the underlying funds' short positions.

C000145994
Shareholder Report [Line Items]
Fund Name	AQR Equity Market Neutral Fund
Class Name	I
Trading Symbol	QMNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Equity Market Neutral Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$523	4.65%

Expenses Paid, Amount	$ 523
Expense Ratio, Percent	4.65%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Equity Market Neutral Fund (the “Fund”) seeks to provide investors with returns from potential gains of its long and short equity positions. The Fund is designed to be market, or beta-neutral, meaning the Fund seeks to achieve returns that are not closely correlated with the returns of the equity markets in which the Fund invests. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class I shares of the Fund returned 25.29%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  At the sector level, stock selection was positive within all sectors for the year, with notable gains driven by stock selection within the information technology, health care, industrials, and consumer discretionary sectors.

  Geographically, stocks in the United States, Japan, and United Kingdom contributed to excess returns.

  Geographically, stocks in Sweden and the Netherlands modestly detracted.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$11,760	$10,055	$10,005
12/31/2016	$12,448	$10,321	$10,038
12/31/2017	$13,175	$10,687	$10,124
12/31/2018	$11,629	$10,688	$10,314
12/31/2019	$10,318	$11,620	$10,549
12/31/2020	$8,304	$12,492	$10,619
12/31/2021	$9,768	$12,299	$10,625
12/31/2022	$12,427	$10,699	$10,779
12/31/2023	$14,556	$11,291	$11,320
12/31/2024	$18,237	$11,432	$11,914

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	25.29%	12.07%	6.19%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%

AssetsNet	$ 839,384,489
Holdings Count | Holding	1,664
Advisory Fees Paid, Amount	$ 6,358,842
InvestmentCompanyPortfolioTurnover	412.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$839,384,489 Total Number of Portfolio Holdings1,664 Total Advisory Fees Paid (net of reimbursements)$6,358,842 Portfolio Turnover Rate (excludes derivatives, if any)412%
Holdings [Text Block]

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Sector Allocation

Value	Value
Others	(1.0)
Energy	1.8
Utilities	(2.8)
Communication Services	2.8
Industrials	3.1
Consumer Staples	(3.8)
Real Estate	(4.4)
Information Technology	4.9
Financials	12.0
U.S. Treasury Obligations	42.5
Investment Companies	46.0

Geographic Allocation

Country	% of Net Assets
United States	92.9
Japan	2.2
United Kingdom	2.0
Italy	1.7
Canada	1.7
Germany	1.0
Finland	0.7
China	0.5
Hong Kong	0.4
Norway	0.2
Others	(2.2)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Forward Foreign Currency Exchange Contracts	4	96
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

During the period, the Fund’s Total Annual Fund Operating Expenses were updated from 1.65% to 5.11% (estimated) due to an increase in Dividends on Short Sales and Interest Expense. Dividends on Short Sales and Interest Expense were restated to reflect estimated expenses due to a change in implementation with respect to the Fund’s short positions. The Fund expects to obtain short exposure to a greater extent through investments in short equity positions rather than through equity derivative instruments.

C000145995
Shareholder Report [Line Items]
Fund Name	AQR Equity Market Neutral Fund
Class Name	N
Trading Symbol	QMNNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Equity Market Neutral Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$551	4.90%

Expenses Paid, Amount	$ 551
Expense Ratio, Percent	4.90%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Equity Market Neutral Fund (the “Fund”) seeks to provide investors with returns from potential gains of its long and short equity positions. The Fund is designed to be market, or beta-neutral, meaning the Fund seeks to achieve returns that are not closely correlated with the returns of the equity markets in which the Fund invests. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class N shares of the Fund returned 25.00%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  At the sector level, stock selection was positive within all sectors for the year, with notable gains driven by stock selection within the information technology, health care, industrials, and consumer discretionary sectors.

  Geographically, stocks in the United States, Japan, and United Kingdom contributed to excess returns.

  Geographically, stocks in Sweden and the Netherlands modestly detracted.

Line Graph [Table Text Block]
	Class N	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$11,743	$10,055	$10,005
12/31/2016	$12,380	$10,321	$10,038
12/31/2017	$13,068	$10,687	$10,124
12/31/2018	$11,508	$10,688	$10,314
12/31/2019	$10,182	$11,620	$10,549
12/31/2020	$8,177	$12,492	$10,619
12/31/2021	$9,598	$12,299	$10,625
12/31/2022	$12,193	$10,699	$10,779
12/31/2023	$14,230	$11,291	$11,320
12/31/2024	$17,787	$11,432	$11,914

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class N	25.00%	11.80%	5.93%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%

AssetsNet	$ 839,384,489
Holdings Count | Holding	1,664
Advisory Fees Paid, Amount	$ 6,358,842
InvestmentCompanyPortfolioTurnover	412.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$839,384,489 Total Number of Portfolio Holdings1,664 Total Advisory Fees Paid (net of reimbursements)$6,358,842 Portfolio Turnover Rate (excludes derivatives, if any)412%
Holdings [Text Block]

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Sector Allocation

Value	Value
Others	(1.0)
Energy	1.8
Utilities	(2.8)
Communication Services	2.8
Industrials	3.1
Consumer Staples	(3.8)
Real Estate	(4.4)
Information Technology	4.9
Financials	12.0
U.S. Treasury Obligations	42.5
Investment Companies	46.0

Geographic Allocation

Country	% of Net Assets
United States	92.9
Japan	2.2
United Kingdom	2.0
Italy	1.7
Canada	1.7
Germany	1.0
Finland	0.7
China	0.5
Hong Kong	0.4
Norway	0.2
Others	(2.2)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Forward Foreign Currency Exchange Contracts	4	96
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

During the period, the Fund’s Total Annual Fund Operating Expenses were updated from 1.91% to 5.37% (estimated) due to an increase in Dividends on Short Sales and Interest Expense. Dividends on Short Sales and Interest Expense were restated to reflect estimated expenses due to a change in implementation with respect to the Fund’s short positions. The Fund expects to obtain short exposure to a greater extent through investments in short equity positions rather than through equity derivative instruments.

C000145996
Shareholder Report [Line Items]
Fund Name	AQR Equity Market Neutral Fund
Class Name	R6
Trading Symbol	QMNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Equity Market Neutral Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$513	4.55%

Expenses Paid, Amount	$ 513
Expense Ratio, Percent	4.55%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Equity Market Neutral Fund (the “Fund”) seeks to provide investors with returns from potential gains of its long and short equity positions. The Fund is designed to be market, or beta-neutral, meaning the Fund seeks to achieve returns that are not closely correlated with the returns of the equity markets in which the Fund invests. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class R6 shares of the Fund returned 25.49%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  At the sector level, stock selection was positive within all sectors for the year, with notable gains driven by stock selection within the information technology, health care, industrials, and consumer discretionary sectors.

  Geographically, stocks in the United States, Japan, and United Kingdom contributed to excess returns.

  Geographically, stocks in Sweden and the Netherlands modestly detracted.

Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
12/31/2014	$50,000,000	$50,000,000	$50,000,000
12/31/2015	$58,859,203	$50,274,953	$50,026,535
12/31/2016	$62,284,492	$51,605,853	$50,189,585
12/31/2017	$65,965,022	$53,433,653	$50,617,764
12/31/2018	$58,278,441	$53,439,659	$51,568,660
12/31/2019	$51,770,608	$58,097,939	$52,744,666
12/31/2020	$41,618,898	$62,459,070	$53,096,576
12/31/2021	$49,079,949	$61,496,081	$53,122,603
12/31/2022	$62,494,169	$53,495,276	$53,895,804
12/31/2023	$73,205,994	$56,452,918	$56,598,638
12/31/2024	$91,867,966	$57,158,711	$59,570,879

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	25.49%	12.15%	6.27%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%

AssetsNet	$ 839,384,489
Holdings Count | Holding	1,664
Advisory Fees Paid, Amount	$ 6,358,842
InvestmentCompanyPortfolioTurnover	412.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$839,384,489 Total Number of Portfolio Holdings1,664 Total Advisory Fees Paid (net of reimbursements)$6,358,842 Portfolio Turnover Rate (excludes derivatives, if any)412%
Holdings [Text Block]

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Sector Allocation

Value	Value
Others	(1.0)
Energy	1.8
Utilities	(2.8)
Communication Services	2.8
Industrials	3.1
Consumer Staples	(3.8)
Real Estate	(4.4)
Information Technology	4.9
Financials	12.0
U.S. Treasury Obligations	42.5
Investment Companies	46.0

Geographic Allocation

Country	% of Net Assets
United States	92.9
Japan	2.2
United Kingdom	2.0
Italy	1.7
Canada	1.7
Germany	1.0
Finland	0.7
China	0.5
Hong Kong	0.4
Norway	0.2
Others	(2.2)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Forward Foreign Currency Exchange Contracts	4	96
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

During the period, the Fund’s Total Annual Fund Operating Expenses were updated from 1.56% to 5.02% (estimated) due to an increase in Dividends on Short Sales and Interest Expense. Dividends on Short Sales and Interest Expense were restated to reflect estimated expenses due to a change in implementation with respect to the Fund’s short positions. The Fund expects to obtain short exposure to a greater extent through investments in short equity positions rather than through equity derivative instruments.

C000127655
Shareholder Report [Line Items]
Fund Name	AQR Long-Short Equity Fund
Class Name	I
Trading Symbol	QLEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Long-Short Equity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$514	4.47%

Expenses Paid, Amount	$ 514
Expense Ratio, Percent	4.47%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Long-Short Equity Fund (the “Fund”) seeks to provide higher risk-adjusted returns with lower volatility relative to global equity markets. It does so by using three different sources of return: 1) the potential gains from its long and short equity positions, 2) overall exposure to equity markets, and 3) the tactical variation of its net exposure to equity markets. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class I shares of the Fund returned 30.06%, net of fees. During the same period, the Fund’s broad-based benchmark, the MSCI World Net Total Return USD Index, the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, and the Fund’s performance benchmark, 50% MSCI World Net Total Return USD Index and 50% ICE BofA US 3-Month Treasury Bill Index, returned 18.67%, 5.25% and 11.90%, respectively.

Positive performance was driven both by the Fund’s long-short stock selection component as well as its exposure to overall equity markets.

Top Contributors:

Top Detractors:

  At the sector level, stock selection was positive across most sectors for the year, with notable gains driven by stock selection within the information technology, health care, financials, and consumer discretionary sectors.

  Geographically, stocks in the United States, Japan, United Kingdom, and Australia contributed to excess returns for the year.

  At the sector level, stock selection within the energy sector modestly detracted for the year.

  Geographically, stocks in Sweden, Hong Kong, and Norway modestly detracted from excess returns for the year.

Line Graph [Table Text Block]
	Class I	MSCI World Net Total Return USD Index	ICE BofA US 3-Month Treasury Bill Index	50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$11,704	$9,913	$10,005	$9,981
12/31/2016	$13,001	$10,657	$10,038	$10,380
12/31/2017	$15,046	$13,045	$10,124	$11,539
12/31/2018	$12,590	$11,908	$10,314	$11,154
12/31/2019	$12,739	$15,203	$10,549	$12,774
12/31/2020	$10,967	$17,621	$10,619	$13,915
12/31/2021	$14,377	$21,465	$10,625	$15,386
12/31/2022	$17,125	$17,571	$10,779	$14,107
12/31/2023	$21,299	$21,751	$11,320	$16,131
12/31/2024	$27,702	$25,812	$11,914	$18,050

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	30.06%	16.81%	10.73%
MSCI World Net Total Return USD Index	18.67%	11.17%	9.95%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%
50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index	11.90%	7.16%	6.08%

AssetsNet	$ 2,246,288,356
Holdings Count | Holding	1,772
Advisory Fees Paid, Amount	$ 18,974,075
InvestmentCompanyPortfolioTurnover	362.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,246,288,356 Total Number of Portfolio Holdings1,772 Total Advisory Fees Paid (net of reimbursements)$18,974,075 Portfolio Turnover Rate (excludes derivatives, if any)362%
Holdings [Text Block]

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Sector Allocation

Value	Value
Others	0.3
Energy	2.1
Utilities	(2.4)
Consumer Discretionary	(3.0)
Communication Services	3.1
Consumer Staples	(3.4)
Real Estate	(4.4)
Information Technology	6.5
Financials	12.5
Investment Companies	23.8
U.S. Treasury Obligations	58.3

Geographic Allocation

Country	% of Net Assets
United States	86.5
United Kingdom	2.9
Japan	1.8
Italy	1.5
Canada	1.0
Germany	1.0
China	0.7
Singapore	0.4
Hong Kong	0.3
Finland	0.2
Others	(2.9)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

During the period, the Fund’s Total Annual Fund Operating Expenses were updated from 1.39% to 4.94% (estimated) due to an increase in Dividends on Short Sales and Interest Expense. Dividends on Short Sales and Interest Expense were restated to reflect estimated expenses due to a change in implementation with respect to the Fund’s short positions. The Fund expects to obtain short exposure to a greater extent through investments in short equity positions rather than through equity derivative instruments.

C000127656
Shareholder Report [Line Items]
Fund Name	AQR Long-Short Equity Fund
Class Name	N
Trading Symbol	QLENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Long-Short Equity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$542	4.72%

Expenses Paid, Amount	$ 542
Expense Ratio, Percent	4.72%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Long-Short Equity Fund (the “Fund”) seeks to provide higher risk-adjusted returns with lower volatility relative to global equity markets. It does so by using three different sources of return: 1) the potential gains from its long and short equity positions, 2) overall exposure to equity markets, and 3) the tactical variation of its net exposure to equity markets. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class N shares of the Fund returned 29.83%, net of fees. During the same period, the Fund’s broad-based benchmark, the MSCI World Net Total Return USD Index, the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, and the Fund’s performance benchmark, 50% MSCI World Net Total Return USD Index and 50% ICE BofA US 3-Month Treasury Bill Index, returned 18.67%, 5.25% and 11.90%, respectively.

Positive performance was driven both by the Fund’s long-short stock selection component as well as its exposure to overall equity markets.

Top Contributors:

Top Detractors:

  At the sector level, stock selection was positive across most sectors for the year, with notable gains driven by stock selection within the information technology, health care, financials, and consumer discretionary sectors.

  Geographically, stocks in the United States, Japan, United Kingdom, and Australia contributed to excess returns for the year.

  At the sector level, stock selection within the energy sector modestly detracted for the year.

  Geographically, stocks in Sweden, Hong Kong, and Norway modestly detracted from excess returns for the year.

Line Graph [Table Text Block]
	Class N	MSCI World Net Total Return USD Index	ICE BofA US 3-Month Treasury Bill Index	50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$11,679	$9,913	$10,005	$9,981
12/31/2016	$12,941	$10,657	$10,038	$10,380
12/31/2017	$14,942	$13,045	$10,124	$11,539
12/31/2018	$12,456	$11,908	$10,314	$11,154
12/31/2019	$12,582	$15,203	$10,549	$12,774
12/31/2020	$10,800	$17,621	$10,619	$13,915
12/31/2021	$14,115	$21,465	$10,625	$15,386
12/31/2022	$16,775	$17,571	$10,779	$14,107
12/31/2023	$20,804	$21,751	$11,320	$16,131
12/31/2024	$27,010	$25,812	$11,914	$18,050

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class N	29.83%	16.51%	10.45%
MSCI World Net Total Return USD Index	18.67%	11.17%	9.95%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%
50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index	11.90%	7.16%	6.08%

AssetsNet	$ 2,246,288,356
Holdings Count | Holding	1,772
Advisory Fees Paid, Amount	$ 18,974,075
InvestmentCompanyPortfolioTurnover	362.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,246,288,356 Total Number of Portfolio Holdings1,772 Total Advisory Fees Paid (net of reimbursements)$18,974,075 Portfolio Turnover Rate (excludes derivatives, if any)362%
Holdings [Text Block]

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Sector Allocation

Value	Value
Others	0.3
Energy	2.1
Utilities	(2.4)
Consumer Discretionary	(3.0)
Communication Services	3.1
Consumer Staples	(3.4)
Real Estate	(4.4)
Information Technology	6.5
Financials	12.5
Investment Companies	23.8
U.S. Treasury Obligations	58.3

Geographic Allocation

Country	% of Net Assets
United States	86.5
United Kingdom	2.9
Japan	1.8
Italy	1.5
Canada	1.0
Germany	1.0
China	0.7
Singapore	0.4
Hong Kong	0.3
Finland	0.2
Others	(2.9)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

During the period, the Fund’s Total Annual Fund Operating Expenses were updated from 1.65% to 5.19% (estimated) due to an increase in Dividends on Short Sales and Interest Expense. Dividends on Short Sales and Interest Expense were restated to reflect estimated expenses due to a change in implementation with respect to the Fund’s short positions. The Fund expects to obtain short exposure to a greater extent through investments in short equity positions rather than through equity derivative instruments.

C000145944
Shareholder Report [Line Items]
Fund Name	AQR Long-Short Equity Fund
Class Name	R6
Trading Symbol	QLERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Long-Short Equity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$503	4.37%

Expenses Paid, Amount	$ 503
Expense Ratio, Percent	4.37%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Long-Short Equity Fund (the “Fund”) seeks to provide higher risk-adjusted returns with lower volatility relative to global equity markets. It does so by using three different sources of return: 1) the potential gains from its long and short equity positions, 2) overall exposure to equity markets, and 3) the tactical variation of its net exposure to equity markets. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class R6 shares of the Fund returned 30.28%, net of fees. During the same period, the Fund’s broad-based benchmark, the MSCI World Net Total Return USD Index, the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, and the Fund’s performance benchmark, 50% MSCI World Net Total Return USD Index and 50% ICE BofA US 3-Month Treasury Bill Index, returned 18.67%, 5.25% and 11.90%, respectively.

Positive performance was driven both by the Fund’s long-short stock selection component as well as its exposure to overall equity markets.

Top Contributors:

Top Detractors:

  At the sector level, stock selection was positive across most sectors for the year, with notable gains driven by stock selection within the information technology, health care, financials, and consumer discretionary sectors.

  Geographically, stocks in the United States, Japan, United Kingdom, and Australia contributed to excess returns for the year.

  At the sector level, stock selection within the energy sector modestly detracted for the year.

  Geographically, stocks in Sweden, Hong Kong, and Norway modestly detracted from excess returns for the year.

Line Graph [Table Text Block]
	Class R6	MSCI World Net Total Return USD Index	ICE BofA US 3-Month Treasury Bill Index	50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
12/31/2014	$50,000,000	$50,000,000	$50,000,000	$50,000,000
12/31/2015	$58,580,698	$49,564,385	$50,026,535	$49,904,253
12/31/2016	$65,151,968	$53,286,917	$50,189,585	$51,902,289
12/31/2017	$75,483,891	$65,223,362	$50,617,764	$57,694,296
12/31/2018	$63,189,111	$59,541,431	$51,568,660	$55,770,384
12/31/2019	$63,994,798	$76,016,588	$52,744,666	$63,872,213
12/31/2020	$55,181,251	$88,105,118	$53,096,576	$69,576,579
12/31/2021	$72,366,936	$107,327,215	$53,122,603	$76,929,199
12/31/2022	$86,295,723	$87,856,363	$53,895,804	$70,535,372
12/31/2023	$107,371,490	$108,754,879	$56,598,638	$80,656,040
12/31/2024	$139,884,843	$129,060,404	$59,570,879	$90,250,921

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	30.28%	16.93%	10.84%
MSCI World Net Total Return USD Index	18.67%	11.17%	9.95%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%
50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index	11.90%	7.16%	6.08%

AssetsNet	$ 2,246,288,356
Holdings Count | Holding	1,772
Advisory Fees Paid, Amount	$ 18,974,075
InvestmentCompanyPortfolioTurnover	362.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,246,288,356 Total Number of Portfolio Holdings1,772 Total Advisory Fees Paid (net of reimbursements)$18,974,075 Portfolio Turnover Rate (excludes derivatives, if any)362%
Holdings [Text Block]

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Sector Allocation

Value	Value
Others	0.3
Energy	2.1
Utilities	(2.4)
Consumer Discretionary	(3.0)
Communication Services	3.1
Consumer Staples	(3.4)
Real Estate	(4.4)
Information Technology	6.5
Financials	12.5
Investment Companies	23.8
U.S. Treasury Obligations	58.3

Geographic Allocation

Country	% of Net Assets
United States	86.5
United Kingdom	2.9
Japan	1.8
Italy	1.5
Canada	1.0
Germany	1.0
China	0.7
Singapore	0.4
Hong Kong	0.3
Finland	0.2
Others	(2.9)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

During the period, the Fund’s Total Annual Fund Operating Expenses were updated from 1.30% to 4.85% (estimated) due to an increase in Dividends on Short Sales and Interest Expense. Dividends on Short Sales and Interest Expense were restated to reflect estimated expenses due to a change in implementation with respect to the Fund’s short positions. The Fund expects to obtain short exposure to a greater extent through investments in short equity positions rather than through equity derivative instruments.

C000138522
Shareholder Report [Line Items]
Fund Name	AQR Macro Opportunities Fund
Class Name	I
Trading Symbol	QGMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Macro Opportunities Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$142	1.42%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Macro Opportunities Fund (the “Fund”) invests across a wide range of asset classes, including fixed income, currencies, commodities, and equities through the use of derivatives such as futures, forwards, and swaps. Within each asset class, the Fund takes both relative value and directional positions.

The Fund’s strategy invests across liquid markets and aims to capitalize on the tendency for markets to underreact to new information and the tendency for deeply dislocated markets to converge towards fair value. The strategy capitalizes on market underreaction by positioning based on macroeconomic news and trends, an investment approach referred to as macro momentum. In addition to macro momentum and deep value, other indicators, including measures of price momentum, value and carry are also considered. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class I shares of the Fund returned -0.65%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  Positioning on the basis of which markets will flatten or steepen more than others.

  Positioning on the basis of whether individual markets will flatten or steepen in an absolute sense.

  Emerging equity country selection.

  Commodity sector selection.

Line Graph [Table Text Block]

Total Return based on a $10,000 Investment

Average Annual Return [Table Text Block]	Net Assets$206,985,095 Total Number of Portfolio Holdings864 Total Advisory Fees Paid (net of reimbursements)$1,199,600 Portfolio Turnover Rate (excludes derivatives, if any)141%
AssetsNet	$ 206,985,095
Holdings Count | Holding	864
Advisory Fees Paid, Amount	$ 1,199,600
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$206,985,095 Total Number of Portfolio Holdings864 Total Advisory Fees Paid (net of reimbursements)$1,199,600 Portfolio Turnover Rate (excludes derivatives, if any)141%
Holdings [Text Block]

Sector Allocation

Value	Value
Consumer Staples	5.3
Reverse Repurchase Agreements	(5.4)
Financials	5.4
U.S. Treasury Obligations	28.6
Investment Companies	48.1

Security Type as % of Net Assets

Asset Type	Long	Short
Investment Companies	48.1	0.0
U.S. Treasury Obligations	28.6	0.0
Common Stocks	10.7	0.0
Reverse Repurchase Agreements	0.0	(5.4)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	28	24
Total Return Swaps	1	0
Credit Default Swaps	0	1
Forward Foreign Currency Exchange Contracts	8	9
Futures Contracts	15	13
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000138523
Shareholder Report [Line Items]
Fund Name	AQR Macro Opportunities Fund
Class Name	N
Trading Symbol	QGMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Macro Opportunities Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$166	1.67%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Macro Opportunities Fund (the “Fund”) invests across a wide range of asset classes, including fixed income, currencies, commodities, and equities through the use of derivatives such as futures, forwards, and swaps. Within each asset class, the Fund takes both relative value and directional positions.

The Fund’s strategy invests across liquid markets and aims to capitalize on the tendency for markets to underreact to new information and the tendency for deeply dislocated markets to converge towards fair value. The strategy capitalizes on market underreaction by positioning based on macroeconomic news and trends, an investment approach referred to as macro momentum. In addition to macro momentum and deep value, other indicators, including measures of price momentum, value and carry are also considered. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class N shares of the Fund returned -0.91%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  Positioning on the basis of which markets will flatten or steepen more than others.

  Positioning on the basis of whether individual markets will flatten or steepen in an absolute sense.

  Emerging equity country selection.

  Commodity sector selection.

Line Graph [Table Text Block]

Total Return based on a $10,000 Investment

Average Annual Return [Table Text Block]	Net Assets$206,985,095 Total Number of Portfolio Holdings864 Total Advisory Fees Paid (net of reimbursements)$1,199,600 Portfolio Turnover Rate (excludes derivatives, if any)141%
AssetsNet	$ 206,985,095
Holdings Count | Holding	864
Advisory Fees Paid, Amount	$ 1,199,600
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$206,985,095 Total Number of Portfolio Holdings864 Total Advisory Fees Paid (net of reimbursements)$1,199,600 Portfolio Turnover Rate (excludes derivatives, if any)141%
Holdings [Text Block]

Sector Allocation

Value	Value
Consumer Staples	5.3
Reverse Repurchase Agreements	(5.4)
Financials	5.4
U.S. Treasury Obligations	28.6
Investment Companies	48.1

Security Type as % of Net Assets

Asset Type	Long	Short
Investment Companies	48.1	0.0
U.S. Treasury Obligations	28.6	0.0
Common Stocks	10.7	0.0
Reverse Repurchase Agreements	0.0	(5.4)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	28	24
Total Return Swaps	1	0
Credit Default Swaps	0	1
Forward Foreign Currency Exchange Contracts	8	9
Futures Contracts	15	13
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000145947
Shareholder Report [Line Items]
Fund Name	AQR Macro Opportunities Fund
Class Name	R6
Trading Symbol	QGMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Macro Opportunities Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$131	1.32%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Macro Opportunities Fund (the “Fund”) invests across a wide range of asset classes, including fixed income, currencies, commodities, and equities through the use of derivatives such as futures, forwards, and swaps. Within each asset class, the Fund takes both relative value and directional positions.

The Fund’s strategy invests across liquid markets and aims to capitalize on the tendency for markets to underreact to new information and the tendency for deeply dislocated markets to converge towards fair value. The strategy capitalizes on market underreaction by positioning based on macroeconomic news and trends, an investment approach referred to as macro momentum. In addition to macro momentum and deep value, other indicators, including measures of price momentum, value and carry are also considered. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class R6 shares of the Fund returned -0.54%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  Positioning on the basis of which markets will flatten or steepen more than others.

  Positioning on the basis of whether individual markets will flatten or steepen in an absolute sense.

  Emerging equity country selection.

  Commodity sector selection.

Line Graph [Table Text Block]

Total Return based on a $50,000,000 Investment

Average Annual Return [Table Text Block]	Net Assets$206,985,095 Total Number of Portfolio Holdings864 Total Advisory Fees Paid (net of reimbursements)$1,199,600 Portfolio Turnover Rate (excludes derivatives, if any)141%
AssetsNet	$ 206,985,095
Holdings Count | Holding	864
Advisory Fees Paid, Amount	$ 1,199,600
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$206,985,095 Total Number of Portfolio Holdings864 Total Advisory Fees Paid (net of reimbursements)$1,199,600 Portfolio Turnover Rate (excludes derivatives, if any)141%
Holdings [Text Block]

Sector Allocation

Value	Value
Consumer Staples	5.3
Reverse Repurchase Agreements	(5.4)
Financials	5.4
U.S. Treasury Obligations	28.6
Investment Companies	48.1

Security Type as % of Net Assets

Asset Type	Long	Short
Investment Companies	48.1	0.0
U.S. Treasury Obligations	28.6	0.0
Common Stocks	10.7	0.0
Reverse Repurchase Agreements	0.0	(5.4)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	28	24
Total Return Swaps	1	0
Credit Default Swaps	0	1
Forward Foreign Currency Exchange Contracts	8	9
Futures Contracts	15	13
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000082154
Shareholder Report [Line Items]
Fund Name	AQR Managed Futures Strategy Fund
Class Name	I
Trading Symbol	AQMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Managed Futures Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$195	1.87%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Managed Futures Strategy Fund (the “Fund”) actively invests in futures, futures-related instruments, forward and swap contracts, both long and short, across global equity, fixed income, commodity, and currency markets. The Fund uses both short-term and long-term price-based trend-following signals as well as non-price measures of trend-following to attempt to benefit from price trends in equity, fixed income, credit, commodity, currency and volatility related instruments. Trend-following aims to go long markets with favorable trends and short markets with unfavorable trends. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class I shares of the Fund returned 8.41%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  Trends in harder-to-access, alternative markets were the largest contributor to gains. In particular, trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  Trends in fixed income also contributed to gains during the year due to positioning in Swiss and U.S. fixed income markets.

  Trends in commodities added to the positive result, particularly as positioning in cocoa benefited performance.

  Trends in currencies were the largest detractor as the Australian dollar, British pound and South African rand experienced reversals.

  Trends in equities detracted modestly from performance due to reversals in South Korean, U.S. small cap and Brazilian equity indices.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,200	$10,055	$10,005
12/31/2016	$9,340	$10,321	$10,038
12/31/2017	$9,249	$10,687	$10,124
12/31/2018	$8,428	$10,688	$10,314
12/31/2019	$8,590	$11,620	$10,549
12/31/2020	$8,555	$12,492	$10,619
12/31/2021	$8,464	$12,299	$10,625
12/31/2022	$11,459	$10,699	$10,779
12/31/2023	$11,666	$11,291	$11,320
12/31/2024	$12,648	$11,432	$11,914

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	8.41%	8.04%	2.38%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%

AssetsNet	$ 1,547,973,467
Holdings Count | Holding	2,452
Advisory Fees Paid, Amount	$ 15,339,150
InvestmentCompanyPortfolioTurnover	605.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,547,973,467 Total Number of Portfolio Holdings2,452 Total Advisory Fees Paid (net of reimbursements)$15,339,150 Portfolio Turnover Rate (excludes derivatives, if any)605%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	(0.6)
Consumer Discretionary	0.6
Industrials	0.7
Real Estate	(1.2)
Health Care	(1.5)
Materials	(1.5)
Information Technology	1.7
Consumer Staples	(3.0)
Financials	3.6
Investment Companies	23.8
U.S. Treasury Obligations	58.7

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	67.0	(67.8)
U.S. Treasury Obligations	58.7	0.0
Investment Companies	23.8	0.0
Preferred Stocks	0.0	(0.4)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	23	17
Total Return Swaps	1	0
Credit Default Swaps	0	1
Forward Foreign Currency Exchange Contracts	9	13
Futures Contracts	18	18
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

During the period, the Fund’s Total Annual Fund Operating Expenses were updated from 1.29% to 2.31% (estimated) due to an increase in Dividends on Short Sales and Interest Expense. Dividends on Short Sales and Interest Expense were restated to reflect estimated expenses due to a change in implementation with respect to the Fund’s short positions. The Fund expects to obtain short exposure to a greater extent through investments in short equity positions rather than through equity derivative instruments.

C000082155
Shareholder Report [Line Items]
Fund Name	AQR Managed Futures Strategy Fund
Class Name	N
Trading Symbol	AQMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Managed Futures Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$221	2.12%

Expenses Paid, Amount	$ 221
Expense Ratio, Percent	2.12%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Managed Futures Strategy Fund (the “Fund”) actively invests in futures, futures-related instruments, forward and swap contracts, both long and short, across global equity, fixed income, commodity, and currency markets. The Fund uses both short-term and long-term price-based trend-following signals as well as non-price measures of trend-following to attempt to benefit from price trends in equity, fixed income, credit, commodity, currency and volatility related instruments. Trend-following aims to go long markets with favorable trends and short markets with unfavorable trends. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class N shares of the Fund returned 8.10%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  Trends in harder-to-access, alternative markets were the largest contributor to gains. In particular, trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  Trends in fixed income also contributed to gains during the year due to positioning in Swiss and U.S. fixed income markets.

  Trends in commodities added to the positive result, particularly as positioning in cocoa benefited performance.

  Trends in currencies were the largest detractor as the Australian dollar, British pound and South African rand experienced reversals.

  Trends in equities detracted modestly from performance due to reversals in South Korean, U.S. small cap and Brazilian equity indices.

Line Graph [Table Text Block]
	Class N	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,175	$10,055	$10,005
12/31/2016	$9,290	$10,321	$10,038
12/31/2017	$9,179	$10,687	$10,124
12/31/2018	$8,341	$10,688	$10,314
12/31/2019	$8,472	$11,620	$10,549
12/31/2020	$8,421	$12,492	$10,619
12/31/2021	$8,311	$12,299	$10,625
12/31/2022	$11,223	$10,699	$10,779
12/31/2023	$11,407	$11,291	$11,320
12/31/2024	$12,331	$11,432	$11,914

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class N	8.10%	7.80%	2.12%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%

AssetsNet	$ 1,547,973,467
Holdings Count | Holding	2,452
Advisory Fees Paid, Amount	$ 15,339,150
InvestmentCompanyPortfolioTurnover	605.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,547,973,467 Total Number of Portfolio Holdings2,452 Total Advisory Fees Paid (net of reimbursements)$15,339,150 Portfolio Turnover Rate (excludes derivatives, if any)605%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	(0.6)
Consumer Discretionary	0.6
Industrials	0.7
Real Estate	(1.2)
Health Care	(1.5)
Materials	(1.5)
Information Technology	1.7
Consumer Staples	(3.0)
Financials	3.6
Investment Companies	23.8
U.S. Treasury Obligations	58.7

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	67.0	(67.8)
U.S. Treasury Obligations	58.7	0.0
Investment Companies	23.8	0.0
Preferred Stocks	0.0	(0.4)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	23	17
Total Return Swaps	1	0
Credit Default Swaps	0	1
Forward Foreign Currency Exchange Contracts	9	13
Futures Contracts	18	18
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

During the period, the Fund’s Total Annual Fund Operating Expenses were updated from 1.55% to 2.57% (estimated) due to an increase in Dividends on Short Sales and Interest Expense. Dividends on Short Sales and Interest Expense were restated to reflect estimated expenses due to a change in implementation with respect to the Fund’s short positions. The Fund expects to obtain short exposure to a greater extent through investments in short equity positions rather than through equity derivative instruments.

C000145938
Shareholder Report [Line Items]
Fund Name	AQR Managed Futures Strategy Fund
Class Name	R6
Trading Symbol	AQMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Managed Futures Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$185	1.77%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Managed Futures Strategy Fund (the “Fund”) actively invests in futures, futures-related instruments, forward and swap contracts, both long and short, across global equity, fixed income, commodity, and currency markets. The Fund uses both short-term and long-term price-based trend-following signals as well as non-price measures of trend-following to attempt to benefit from price trends in equity, fixed income, credit, commodity, currency and volatility related instruments. Trend-following aims to go long markets with favorable trends and short markets with unfavorable trends. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class R6 shares of the Fund returned 8.36%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  Trends in harder-to-access, alternative markets were the largest contributor to gains. In particular, trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  Trends in fixed income also contributed to gains during the year due to positioning in Swiss and U.S. fixed income markets.

  Trends in commodities added to the positive result, particularly as positioning in cocoa benefited performance.

  Trends in currencies were the largest detractor as the Australian dollar, British pound and South African rand experienced reversals.

  Trends in equities detracted modestly from performance due to reversals in South Korean, U.S. small cap and Brazilian equity indices.

Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
12/31/2014	$50,000,000	$50,000,000	$50,000,000
12/31/2015	$51,080,284	$50,274,953	$50,026,535
12/31/2016	$46,773,184	$51,605,853	$50,189,585
12/31/2017	$46,371,697	$53,433,653	$50,617,764
12/31/2018	$42,256,462	$53,439,659	$51,568,660
12/31/2019	$43,112,816	$58,097,939	$52,744,666
12/31/2020	$42,982,254	$62,459,070	$53,096,576
12/31/2021	$42,577,030	$61,496,081	$53,122,603
12/31/2022	$57,655,614	$53,495,276	$53,895,804
12/31/2023	$58,818,050	$56,452,918	$56,598,638
12/31/2024	$63,737,882	$57,158,711	$59,570,879

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	8.36%	8.13%	2.46%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%

AssetsNet	$ 1,547,973,467
Holdings Count | Holding	2,452
Advisory Fees Paid, Amount	$ 15,339,150
InvestmentCompanyPortfolioTurnover	605.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,547,973,467 Total Number of Portfolio Holdings2,452 Total Advisory Fees Paid (net of reimbursements)$15,339,150 Portfolio Turnover Rate (excludes derivatives, if any)605%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	(0.6)
Consumer Discretionary	0.6
Industrials	0.7
Real Estate	(1.2)
Health Care	(1.5)
Materials	(1.5)
Information Technology	1.7
Consumer Staples	(3.0)
Financials	3.6
Investment Companies	23.8
U.S. Treasury Obligations	58.7

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	67.0	(67.8)
U.S. Treasury Obligations	58.7	0.0
Investment Companies	23.8	0.0
Preferred Stocks	0.0	(0.4)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	23	17
Total Return Swaps	1	0
Credit Default Swaps	0	1
Forward Foreign Currency Exchange Contracts	9	13
Futures Contracts	18	18
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

During the period, the Fund’s Total Annual Fund Operating Expenses were updated from 1.20% to 2.22% (estimated) due to an increase in Dividends on Short Sales and Interest Expense. Dividends on Short Sales and Interest Expense were restated to reflect estimated expenses due to a change in implementation with respect to the Fund’s short positions. The Fund expects to obtain short exposure to a greater extent through investments in short equity positions rather than through equity derivative instruments.

C000127657
Shareholder Report [Line Items]
Fund Name	AQR Managed Futures Strategy HV Fund
Class Name	I
Trading Symbol	QMHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Managed Futures Strategy HV Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$287	2.72%

Expenses Paid, Amount	$ 287
Expense Ratio, Percent	2.72%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Managed Futures Strategy HV Fund (the “Fund”) actively invests in futures, futures-related instruments, forward and swap contracts, both long and short, across global equity, fixed income, commodity, and currency markets. The Fund uses both short-term and long-term price-based trend-following signals as well as non-price measures of trend-following to attempt to benefit from price trends in equity, fixed income, credit, commodity, currency and volatility related instruments. Trend-following aims to go long markets with favorable trends and short markets with unfavorable trends. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class I shares of the Fund returned 11.22%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  Trends in harder-to-access, alternative markets were the largest contributor to gains. In particular, trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  Trends in fixed income also contributed to gains during the year due to positioning in Swiss and U.S. fixed income markets.

  Trends in commodities added to the positive result, particularly as positioning in cocoa benefited performance.

  Trends in currencies were the largest detractor as the Australian dollar, British pound and South African rand experienced reversals.

  Trends in equities detracted modestly from performance due to reversals in South Korean, U.S. small cap and Brazilian equity indices.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,248	$10,055	$10,005
12/31/2016	$8,909	$10,321	$10,038
12/31/2017	$8,755	$10,687	$10,124
12/31/2018	$7,491	$10,688	$10,314
12/31/2019	$7,627	$11,620	$10,549
12/31/2020	$7,577	$12,492	$10,619
12/31/2021	$7,418	$12,299	$10,625
12/31/2022	$11,126	$10,699	$10,779
12/31/2023	$11,062	$11,291	$11,320
12/31/2024	$12,303	$11,432	$11,914

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	11.22%	10.04%	2.09%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%

AssetsNet	$ 305,263,315
Holdings Count | Holding	2,451
Advisory Fees Paid, Amount	$ 3,002,487
InvestmentCompanyPortfolioTurnover	657.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$305,263,315 Total Number of Portfolio Holdings2,451 Total Advisory Fees Paid (net of reimbursements)$3,002,487 Portfolio Turnover Rate (excludes derivatives, if any)657%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	(0.2)
Energy	(1.7)
Industrials	(1.9)
Real Estate	(2.5)
Information Technology	2.5
Consumer Discretionary	2.9
Materials	(3.0)
Consumer Staples	(4.2)
Financials	4.6
Investment Companies	25.2
U.S. Treasury Obligations	49.7

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	106.9	(109.9)
U.S. Treasury Obligations	49.7	0.0
Investment Companies	25.2	0.0
Preferred Stocks	0.0	(0.5)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	23	16
Total Return Swaps	1	0
Credit Default Swaps	0	1
Forward Foreign Currency Exchange Contracts	8	13
Futures Contracts	19	19
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

During the period, the Fund’s Total Annual Fund Operating Expenses were updated from 1.90% to 3.42% (estimated) due to an increase in Dividends on Short Sales and Interest Expense. Dividends on Short Sales and Interest Expense were restated to reflect estimated expenses due to a change in implementation with respect to the Fund’s short positions. The Fund expects to obtain short exposure to a greater extent through investments in short equity positions rather than through equity derivative instruments.

C000127658
Shareholder Report [Line Items]
Fund Name	AQR Managed Futures Strategy HV Fund
Class Name	N
Trading Symbol	QMHNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Managed Futures Strategy HV Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$314	2.97%

Expenses Paid, Amount	$ 314
Expense Ratio, Percent	2.97%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Managed Futures Strategy HV Fund (the “Fund”) actively invests in futures, futures-related instruments, forward and swap contracts, both long and short, across global equity, fixed income, commodity, and currency markets. The Fund uses both short-term and long-term price-based trend-following signals as well as non-price measures of trend-following to attempt to benefit from price trends in equity, fixed income, credit, commodity, currency and volatility related instruments. Trend-following aims to go long markets with favorable trends and short markets with unfavorable trends. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class N shares of the Fund returned 10.91%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  Trends in harder-to-access, alternative markets were the largest contributor to gains. In particular, trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  Trends in fixed income also contributed to gains during the year due to positioning in Swiss and U.S. fixed income markets.

  Trends in commodities added to the positive result, particularly as positioning in cocoa benefited performance.

  Trends in currencies were the largest detractor as the Australian dollar, British pound and South African rand experienced reversals.

  Trends in equities detracted modestly from performance due to reversals in South Korean, U.S. small cap and Brazilian equity indices.

Line Graph [Table Text Block]
	Class N	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,219	$10,055	$10,005
12/31/2016	$8,859	$10,321	$10,038
12/31/2017	$8,676	$10,687	$10,124
12/31/2018	$7,411	$10,688	$10,314
12/31/2019	$7,526	$11,620	$10,549
12/31/2020	$7,465	$12,492	$10,619
12/31/2021	$7,291	$12,299	$10,625
12/31/2022	$10,901	$10,699	$10,779
12/31/2023	$10,813	$11,291	$11,320
12/31/2024	$11,993	$11,432	$11,914

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class N	10.91%	9.77%	1.83%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%

AssetsNet	$ 305,263,315
Holdings Count | Holding	2,451
Advisory Fees Paid, Amount	$ 3,002,487
InvestmentCompanyPortfolioTurnover	657.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$305,263,315 Total Number of Portfolio Holdings2,451 Total Advisory Fees Paid (net of reimbursements)$3,002,487 Portfolio Turnover Rate (excludes derivatives, if any)657%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	(0.2)
Energy	(1.7)
Industrials	(1.9)
Real Estate	(2.5)
Information Technology	2.5
Consumer Discretionary	2.9
Materials	(3.0)
Consumer Staples	(4.2)
Financials	4.6
Investment Companies	25.2
U.S. Treasury Obligations	49.7

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	106.9	(109.9)
U.S. Treasury Obligations	49.7	0.0
Investment Companies	25.2	0.0
Preferred Stocks	0.0	(0.5)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	23	16
Total Return Swaps	1	0
Credit Default Swaps	0	1
Forward Foreign Currency Exchange Contracts	8	13
Futures Contracts	19	19
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

During the period, the Fund’s Total Annual Fund Operating Expenses were updated from 2.15% to 3.67% (estimated) due to an increase in Dividends on Short Sales and Interest Expense. Dividends on Short Sales and Interest Expense were restated to reflect estimated expenses due to a change in implementation with respect to the Fund’s short positions. The Fund expects to obtain short exposure to a greater extent through investments in short equity positions rather than through equity derivative instruments.

C000145945
Shareholder Report [Line Items]
Fund Name	AQR Managed Futures Strategy HV Fund
Class Name	R6
Trading Symbol	QMHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Managed Futures Strategy HV Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$277	2.62%

Expenses Paid, Amount	$ 277
Expense Ratio, Percent	2.62%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Managed Futures Strategy HV Fund (the “Fund”) actively invests in futures, futures-related instruments, forward and swap contracts, both long and short, across global equity, fixed income, commodity, and currency markets. The Fund uses both short-term and long-term price-based trend-following signals as well as non-price measures of trend-following to attempt to benefit from price trends in equity, fixed income, credit, commodity, currency and volatility related instruments. Trend-following aims to go long markets with favorable trends and short markets with unfavorable trends. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class R6 shares of the Fund returned 11.26%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  Trends in harder-to-access, alternative markets were the largest contributor to gains. In particular, trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  Trends in fixed income also contributed to gains during the year due to positioning in Swiss and U.S. fixed income markets.

  Trends in commodities added to the positive result, particularly as positioning in cocoa benefited performance.

  Trends in currencies were the largest detractor as the Australian dollar, British pound and South African rand experienced reversals.

  Trends in equities detracted modestly from performance due to reversals in South Korean, U.S. small cap and Brazilian equity indices.

Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
12/31/2014	$50,000,000	$50,000,000	$50,000,000
12/31/2015	$51,270,559	$50,274,953	$50,026,535
12/31/2016	$44,568,330	$51,605,853	$50,189,585
12/31/2017	$43,849,487	$53,433,653	$50,617,764
12/31/2018	$37,571,579	$53,439,659	$51,568,660
12/31/2019	$38,297,464	$58,097,939	$52,744,666
12/31/2020	$38,110,358	$62,459,070	$53,096,576
12/31/2021	$37,377,427	$61,496,081	$53,122,603
12/31/2022	$56,046,258	$53,495,276	$53,895,804
12/31/2023	$55,856,508	$56,452,918	$56,598,638
12/31/2024	$62,147,793	$57,158,711	$59,570,879

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	11.26%	10.17%	2.20%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%

AssetsNet	$ 305,263,315
Holdings Count | Holding	2,451
Advisory Fees Paid, Amount	$ 3,002,487
InvestmentCompanyPortfolioTurnover	657.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$305,263,315 Total Number of Portfolio Holdings2,451 Total Advisory Fees Paid (net of reimbursements)$3,002,487 Portfolio Turnover Rate (excludes derivatives, if any)657%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	(0.2)
Energy	(1.7)
Industrials	(1.9)
Real Estate	(2.5)
Information Technology	2.5
Consumer Discretionary	2.9
Materials	(3.0)
Consumer Staples	(4.2)
Financials	4.6
Investment Companies	25.2
U.S. Treasury Obligations	49.7

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	106.9	(109.9)
U.S. Treasury Obligations	49.7	0.0
Investment Companies	25.2	0.0
Preferred Stocks	0.0	(0.5)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	23	16
Total Return Swaps	1	0
Credit Default Swaps	0	1
Forward Foreign Currency Exchange Contracts	8	13
Futures Contracts	19	19
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

During the period, the Fund’s Total Annual Fund Operating Expenses were updated from 1.81% to 3.33% (estimated) due to an increase in Dividends on Short Sales and Interest Expense. Dividends on Short Sales and Interest Expense were restated to reflect estimated expenses due to a change in implementation with respect to the Fund’s short positions. The Fund expects to obtain short exposure to a greater extent through investments in short equity positions rather than through equity derivative instruments.

C000091909
Shareholder Report [Line Items]
Fund Name	AQR Multi-Asset Fund
Class Name	I
Trading Symbol	AQRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Multi-Asset Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$110	1.05%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Multi-Asset Fund (the “Fund”) pursues its investment objective by delivering risk-balanced exposure to a broadly diversified set of global market risk premia by investing across a universe of developed market equities, nominal and inflation-linked government bonds issued by developed countries, developed and emerging market currencies, and commodities. The Fund achieves its exposure by using derivatives or holding those assets directly. When allocating across asset classes the Fund uses a risk-aware approach that avoids excessive risk exposure to any single asset class or risk premia. This means that lower risk assets (such as nominal bonds), will generally have higher notional allocations in the Fund than higher risk asset classes (such as equities). The Fund will also seek to enhance returns by incorporating active views into both allocations among asset classes, and the selection of instruments (both long and short) within an asset class. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Fund’s Class I shares returned 10.92%, net of fees. During the same period, the Fund’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Total Return Index, the Fund’s secondary benchmark, S&P 500® Total Return Index, and the Fund’s performance benchmark, 60% S&P 500® Total Return Index and 40% Bloomberg U.S. Aggregate Bond Total Return Index, returned 1.25%, 25.02% and 15.04%, respectively.

Top Contributors:

Top Detractors:

  Exposure to equity risk premia through investments in equities and equity index derivatives.

  Security selection within equities.

  Exposure to nominal interest rate risk premia through investments in bond futures contracts.

  Exposure to inflation risk premia through investments in inflation-linked bonds.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Total Return Index	S&P 500® Total Return Index	60% S&P 500® Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,190	$10,055	$10,138	$10,128
12/31/2016	$10,118	$10,321	$11,351	$10,970
12/31/2017	$11,773	$10,687	$13,829	$12,529
12/31/2018	$10,954	$10,688	$13,223	$12,234
12/31/2019	$13,260	$11,620	$17,386	$14,948
12/31/2020	$13,615	$12,492	$20,585	$17,150
12/31/2021	$15,567	$12,299	$26,494	$19,869
12/31/2022	$13,929	$10,699	$21,696	$16,732
12/31/2023	$15,480	$11,291	$27,399	$19,689
12/31/2024	$17,170	$11,432	$34,254	$22,651

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	10.92%	5.30%	5.55%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
S&P 500® Total Return Index	25.02%	14.53%	13.10%
60% S&P 500® Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index	15.04%	8.67%	8.52%

AssetsNet	$ 606,809,896
Holdings Count | Holding	1,187
Advisory Fees Paid, Amount	$ 2,467,908
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$606,809,896 Total Number of Portfolio Holdings1,187 Total Advisory Fees Paid (net of reimbursements)$2,467,908 Portfolio Turnover Rate (excludes derivatives, if any)136%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	1.0
Energy	1.8
Health Care	3.3
Industrials	3.8
Communication Services	3.8
Consumer Discretionary	4.6
Financials	8.5
Foreign Government Securities	8.9
Information Technology	13.5
U.S. Treasury Obligations	21.0
Investment Companies	22.0

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	52.5	(12.2)
Investment Companies	22.0	0.0
U.S. Treasury Obligations	21.0	0.0
Foreign Government Securities	8.9	0.0
Preferred Stocks	0.1	(0.1)
Warrants	0.0	0.0

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Swaps	2	0
Forward Foreign Currency Exchange Contracts	22	28
Futures Contracts	33	15
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000091908
Shareholder Report [Line Items]
Fund Name	AQR Multi-Asset Fund
Class Name	N
Trading Symbol	AQRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Multi-Asset Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$137	1.30%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Multi-Asset Fund (the “Fund”) pursues its investment objective by delivering risk-balanced exposure to a broadly diversified set of global market risk premia by investing across a universe of developed market equities, nominal and inflation-linked government bonds issued by developed countries, developed and emerging market currencies, and commodities. The Fund achieves its exposure by using derivatives or holding those assets directly. When allocating across asset classes the Fund uses a risk-aware approach that avoids excessive risk exposure to any single asset class or risk premia. This means that lower risk assets (such as nominal bonds), will generally have higher notional allocations in the Fund than higher risk asset classes (such as equities). The Fund will also seek to enhance returns by incorporating active views into both allocations among asset classes, and the selection of instruments (both long and short) within an asset class. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Fund’s Class N shares returned 10.55%, net of fees. During the same period, the Fund’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Total Return Index, the Fund’s secondary benchmark, S&P 500® Total Return Index, and the Fund’s performance benchmark, 60% S&P 500® Total Return Index and 40% Bloomberg U.S. Aggregate Bond Total Return Index, returned 1.25%, 25.02% and 15.04%, respectively.

Top Contributors:

Top Detractors:

  Exposure to equity risk premia through investments in equities and equity index derivatives.

  Security selection within equities.

  Exposure to nominal interest rate risk premia through investments in bond futures contracts.

  Exposure to inflation risk premia through investments in inflation-linked bonds.

Line Graph [Table Text Block]
	Class N	Bloomberg U.S. Aggregate Bond Total Return Index	S&P 500® Total Return Index	60% S&P 500® Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,180	$10,055	$10,138	$10,128
12/31/2016	$10,067	$10,321	$11,351	$10,970
12/31/2017	$11,691	$10,687	$13,829	$12,529
12/31/2018	$10,846	$10,688	$13,223	$12,234
12/31/2019	$13,087	$11,620	$17,386	$14,948
12/31/2020	$13,402	$12,492	$20,585	$17,150
12/31/2021	$15,286	$12,299	$26,494	$19,869
12/31/2022	$13,650	$10,699	$21,696	$16,732
12/31/2023	$15,140	$11,291	$27,399	$19,689
12/31/2024	$16,737	$11,432	$34,254	$22,651

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class N	10.55%	5.04%	5.29%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
S&P 500® Total Return Index	25.02%	14.53%	13.10%
60% S&P 500® Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index	15.04%	8.67%	8.52%

AssetsNet	$ 606,809,896
Holdings Count | Holding	1,187
Advisory Fees Paid, Amount	$ 2,467,908
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$606,809,896 Total Number of Portfolio Holdings1,187 Total Advisory Fees Paid (net of reimbursements)$2,467,908 Portfolio Turnover Rate (excludes derivatives, if any)136%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	1.0
Energy	1.8
Health Care	3.3
Industrials	3.8
Communication Services	3.8
Consumer Discretionary	4.6
Financials	8.5
Foreign Government Securities	8.9
Information Technology	13.5
U.S. Treasury Obligations	21.0
Investment Companies	22.0

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	52.5	(12.2)
Investment Companies	22.0	0.0
U.S. Treasury Obligations	21.0	0.0
Foreign Government Securities	8.9	0.0
Preferred Stocks	0.1	(0.1)
Warrants	0.0	0.0

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Swaps	2	0
Forward Foreign Currency Exchange Contracts	22	28
Futures Contracts	33	15
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000145939
Shareholder Report [Line Items]
Fund Name	AQR Multi-Asset Fund
Class Name	R6
Trading Symbol	AQRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Multi-Asset Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Multi-Asset Fund (the “Fund”) pursues its investment objective by delivering risk-balanced exposure to a broadly diversified set of global market risk premia by investing across a universe of developed market equities, nominal and inflation-linked government bonds issued by developed countries, developed and emerging market currencies, and commodities. The Fund achieves its exposure by using derivatives or holding those assets directly. When allocating across asset classes the Fund uses a risk-aware approach that avoids excessive risk exposure to any single asset class or risk premia. This means that lower risk assets (such as nominal bonds), will generally have higher notional allocations in the Fund than higher risk asset classes (such as equities). The Fund will also seek to enhance returns by incorporating active views into both allocations among asset classes, and the selection of instruments (both long and short) within an asset class. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Fund’s Class R6 shares returned 10.92%, net of fees. During the same period, the Fund’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Total Return Index, the Fund’s secondary benchmark, S&P 500® Total Return Index, and the Fund’s performance benchmark, 60% S&P 500® Total Return Index and 40% Bloomberg U.S. Aggregate Bond Total Return Index, returned 1.25%, 25.02% and 15.04%, respectively.

Top Contributors:

Top Detractors:

  Exposure to equity risk premia through investments in equities and equity index derivatives.

  Security selection within equities.

  Exposure to nominal interest rate risk premia through investments in bond futures contracts.

  Exposure to inflation risk premia through investments in inflation-linked bonds.

Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Total Return Index	S&P 500® Total Return Index	60% S&P 500® Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
12/31/2014	$50,000,000	$50,000,000	$50,000,000	$50,000,000
12/31/2015	$46,000,262	$50,274,953	$50,691,880	$50,642,346
12/31/2016	$50,626,894	$51,605,853	$56,754,584	$54,848,493
12/31/2017	$59,009,335	$53,433,653	$69,145,019	$62,642,549
12/31/2018	$54,915,599	$53,439,659	$66,113,534	$61,172,486
12/31/2019	$66,485,326	$58,097,939	$86,930,287	$74,739,933
12/31/2020	$68,334,122	$62,459,070	$102,924,440	$85,748,447
12/31/2021	$78,226,184	$61,496,081	$132,469,279	$99,345,355
12/31/2022	$70,066,466	$53,495,276	$108,477,917	$83,662,365
12/31/2023	$77,946,377	$56,452,918	$136,994,222	$98,444,475
12/31/2024	$86,459,380	$57,158,711	$171,269,738	$113,254,041

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	10.92%	5.39%	5.63%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
S&P 500® Total Return Index	25.02%	14.53%	13.10%
60% S&P 500® Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index	15.04%	8.67%	8.52%

AssetsNet	$ 606,809,896
Holdings Count | Holding	1,187
Advisory Fees Paid, Amount	$ 2,467,908
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$606,809,896 Total Number of Portfolio Holdings1,187 Total Advisory Fees Paid (net of reimbursements)$2,467,908 Portfolio Turnover Rate (excludes derivatives, if any)136%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	1.0
Energy	1.8
Health Care	3.3
Industrials	3.8
Communication Services	3.8
Consumer Discretionary	4.6
Financials	8.5
Foreign Government Securities	8.9
Information Technology	13.5
U.S. Treasury Obligations	21.0
Investment Companies	22.0

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	52.5	(12.2)
Investment Companies	22.0	0.0
U.S. Treasury Obligations	21.0	0.0
Foreign Government Securities	8.9	0.0
Preferred Stocks	0.1	(0.1)
Warrants	0.0	0.0

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Swaps	2	0
Forward Foreign Currency Exchange Contracts	22	28
Futures Contracts	33	15
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000115560
Shareholder Report [Line Items]
Fund Name	AQR Risk-Balanced Commodities Strategy Fund
Class Name	I
Trading Symbol	ARCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Risk-Balanced Commodities Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Risk-Balanced Commodities Strategy Fund (the “Fund”) seeks exposure to individual commodities and sectors by investing (directly or through a wholly-owned and controlled subsidiary) in commodity-linked derivative instruments, such as swaps and futures. The Fund seeks to balance the allocation of risk (as measured by forecasted volatility) across the commodity sectors over time. The Fund also employs a tactical strategy, which takes active views in individual commodities and sectors. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class I shares of the Fund returned 7.45%. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, Bloomberg Commodity Total Return Index, returned 1.25% and 5.38% respectively.

Top Contributors:

Top Detractors:

  The positive result over the period was driven by the strategic component that provides long exposure to commodities.

  By sector, gains were driven by precious metals and softs.

  The tactical strategy detracted from performance, with losses coming from active views in energies, base metals and softs.

Line Graph [Table Text Block]

Total Return based on a $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	Bloomberg Commodity Total Return Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$8,052	$10,055	$7,534
12/31/2016	$9,387	$10,321	$8,421
12/31/2017	$10,364	$10,687	$8,564
12/31/2018	$8,542	$10,688	$7,601
12/31/2019	$10,092	$11,620	$8,186
12/31/2020	$10,915	$12,492	$7,930
12/31/2021	$15,236	$12,299	$10,080
12/31/2022	$18,502	$10,699	$11,702
12/31/2023	$18,459	$11,291	$10,776
12/31/2024	$19,835	$11,432	$11,356
Footnote	Description
Footnote†	Effective July 24, 2024, the Fund's broad-based benchmark changed from the Bloomberg Commodity Total Return Index (the "Previous Broad-Based Benchmark") to the Bloomberg U.S. Aggregate Bond Total Return Index, a broad-based index that represents the overall debt markets, as required by applicable regulation. The Previous Broad-Based Benchmark provides a means to compare the Fund's results to a benchmark that the investment adviser believes is more representative of the Fund's investment universe. There is no change in the Fund's investment strategies as a result of the benchmark change.

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	7.45%	14.47%	7.09%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
Bloomberg Commodity Total Return Index	5.38%	6.77%	1.28%

AssetsNet	$ 760,441,020
Holdings Count | Holding	443
Advisory Fees Paid, Amount	$ 4,291,729
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$760,441,020 Total Number of Portfolio Holdings443 Total Advisory Fees Paid (net of reimbursements)$4,291,729 Portfolio Turnover Rate (excludes derivatives, if any)0%
Holdings [Text Block]

Net Derivative Exposure by Sector

Value	Value
Energies	23.90%
Grains	21.46%
Industrial Metals	19.04%
Precious Metals	21.93%
Softs	10.30%
Livestock	3.37%

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Futures Contracts	78	22
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000115559
Shareholder Report [Line Items]
Fund Name	AQR Risk-Balanced Commodities Strategy Fund
Class Name	N
Trading Symbol	ARCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Risk-Balanced Commodities Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Risk-Balanced Commodities Strategy Fund (the “Fund”) seeks exposure to individual commodities and sectors by investing (directly or through a wholly-owned and controlled subsidiary) in commodity-linked derivative instruments, such as swaps and futures. The Fund seeks to balance the allocation of risk (as measured by forecasted volatility) across the commodity sectors over time. The Fund also employs a tactical strategy, which takes active views in individual commodities and sectors. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class N shares of the Fund returned 7.20%. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, Bloomberg Commodity Total Return Index, returned 1.25% and 5.38% respectively.

Top Contributors:

Top Detractors:

  The positive result over the period was driven by the strategic component that provides long exposure to commodities.

  By sector, gains were driven by precious metals and softs.

  The tactical strategy detracted from performance, with losses coming from active views in energies, base metals and softs.

Line Graph [Table Text Block]

Total Return based on a $10,000 Investment

	Class N	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	Bloomberg Commodity Total Return Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$8,026	$10,055	$7,534
12/31/2016	$9,323	$10,321	$8,421
12/31/2017	$10,275	$10,687	$8,564
12/31/2018	$8,443	$10,688	$7,601
12/31/2019	$9,935	$11,620	$8,186
12/31/2020	$10,741	$12,492	$7,930
12/31/2021	$14,966	$12,299	$10,080
12/31/2022	$18,110	$10,699	$11,702
12/31/2023	$18,017	$11,291	$10,776
12/31/2024	$19,315	$11,432	$11,356
Footnote	Description
Footnote†	Effective July 24, 2024, the Fund's broad-based benchmark changed from the Bloomberg Commodity Total Return Index (the "Previous Broad-Based Benchmark") to the Bloomberg U.S. Aggregate Bond Total Return Index, a broad-based index that represents the overall debt markets, as required by applicable regulation. The Previous Broad-Based Benchmark provides a means to compare the Fund's results to a benchmark that the investment adviser believes is more representative of the Fund's investment universe. There is no change in the Fund's investment strategies as a result of the benchmark change.

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class N	7.20%	14.22%	6.80%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
Bloomberg Commodity Total Return Index	5.38%	6.77%	1.28%

AssetsNet	$ 760,441,020
Holdings Count | Holding	443
Advisory Fees Paid, Amount	$ 4,291,729
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$760,441,020 Total Number of Portfolio Holdings443 Total Advisory Fees Paid (net of reimbursements)$4,291,729 Portfolio Turnover Rate (excludes derivatives, if any)0%
Holdings [Text Block]

Net Derivative Exposure by Sector

Value	Value
Energies	23.90%
Grains	21.46%
Industrial Metals	19.04%
Precious Metals	21.93%
Softs	10.30%
Livestock	3.37%

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Futures Contracts	78	22
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000145941
Shareholder Report [Line Items]
Fund Name	AQR Risk-Balanced Commodities Strategy Fund
Class Name	R6
Trading Symbol	QRCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Risk-Balanced Commodities Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Risk-Balanced Commodities Strategy Fund (the “Fund”) seeks exposure to individual commodities and sectors by investing (directly or through a wholly-owned and controlled subsidiary) in commodity-linked derivative instruments, such as swaps and futures. The Fund seeks to balance the allocation of risk (as measured by forecasted volatility) across the commodity sectors over time. The Fund also employs a tactical strategy, which takes active views in individual commodities and sectors. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class R6 shares of the Fund returned 7.62%. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, Bloomberg Commodity Total Return Index, returned 1.25% and 5.38% respectively.

Top Contributors:

Top Detractors:

  The positive result over the period was driven by the strategic component that provides long exposure to commodities.

  By sector, gains were driven by precious metals and softs.

  The tactical strategy detracted from performance, with losses coming from active views in energies, base metals and softs.

Line Graph [Table Text Block]

Total Return based on a $50,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	Bloomberg Commodity Total Return Index
12/31/2014	$50,000,000	$50,000,000	$50,000,000
12/31/2015	$40,271,817	$50,274,953	$37,671,411
12/31/2016	$46,960,780	$51,605,853	$42,104,075
12/31/2017	$51,916,817	$53,433,653	$42,821,626
12/31/2018	$42,779,256	$53,439,659	$38,006,141
12/31/2019	$50,564,013	$58,097,939	$40,929,174
12/31/2020	$54,757,561	$62,459,070	$39,650,597
12/31/2021	$76,599,070	$61,496,081	$50,399,549
12/31/2022	$93,026,381	$53,495,276	$58,510,443
12/31/2023	$92,881,903	$56,452,918	$53,880,752
12/31/2024	$99,959,607	$57,158,711	$56,779,966
Footnote	Description
Footnote†	Effective July 24, 2024, the Fund's broad-based benchmark changed from the Bloomberg Commodity Total Return Index (the "Previous Broad-Based Benchmark") to the Bloomberg U.S. Aggregate Bond Total Return Index, a broad-based index that represents the overall debt markets, as required by applicable regulation. The Previous Broad-Based Benchmark provides a means to compare the Fund's results to a benchmark that the investment adviser believes is more representative of the Fund's investment universe. There is no change in the Fund's investment strategies as a result of the benchmark change.

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	7.62%	14.60%	7.17%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
Bloomberg Commodity Total Return Index	5.38%	6.77%	1.28%

AssetsNet	$ 760,441,020
Holdings Count | Holding	443
Advisory Fees Paid, Amount	$ 4,291,729
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$760,441,020 Total Number of Portfolio Holdings443 Total Advisory Fees Paid (net of reimbursements)$4,291,729 Portfolio Turnover Rate (excludes derivatives, if any)0%
Holdings [Text Block]

Net Derivative Exposure by Sector

Value	Value
Energies	23.90%
Grains	21.46%
Industrial Metals	19.04%
Precious Metals	21.93%
Softs	10.30%
Livestock	3.37%

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Futures Contracts	78	22
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000130629
Shareholder Report [Line Items]
Fund Name	AQR Style Premia Alternative Fund
Class Name	I
Trading Symbol	QSPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Style Premia Alternative Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$512	4.63%

Expenses Paid, Amount	$ 512
Expense Ratio, Percent	4.63%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Style Premia Alternative Fund (the “Fund”) pursues its investment objective by aiming to provide exposure to four separate investment styles 1) value, 2) momentum, 3) carry, and 4) defensive. The Fund uses long and short positions in the following asset groups: equities, bonds, interest rates, currencies, and commodities. The Fund achieves its exposure to any of the asset groups by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class I shares of the Fund returned 21.03%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  Stock selection was the largest contributor to gains. Momentum signals were the primary driver, though value and defensive signals also contributed to gains.

  Fixed income was the next largest contributor. Gains were shared between country selection and tenor selection sub-strategies.

  The largest detractor from an asset group perspective was commodities where losses were driven by the across sector commodity selection sub-strategy.

  Modest losses also came from the equity index asset group. In particular, the emerging country selection sub-strategy detracted.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,876	$10,055	$10,005
12/31/2016	$10,825	$10,321	$10,038
12/31/2017	$12,129	$10,687	$10,124
12/31/2018	$10,631	$10,688	$10,314
12/31/2019	$9,760	$11,620	$10,549
12/31/2020	$7,616	$12,492	$10,619
12/31/2021	$9,507	$12,299	$10,625
12/31/2022	$12,419	$10,699	$10,779
12/31/2023	$14,010	$11,291	$11,320
12/31/2024	$16,956	$11,432	$11,914

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	21.03%	11.68%	5.42%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%

AssetsNet	$ 1,232,999,135
Holdings Count | Holding	2,158
Advisory Fees Paid, Amount	$ 14,846,747
InvestmentCompanyPortfolioTurnover	289.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,232,999,135 Total Number of Portfolio Holdings2,158 Total Advisory Fees Paid (net of reimbursements)$14,846,747 Portfolio Turnover Rate (excludes derivatives, if any)289%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	(0.7)
Communication Services	3.3
Consumer Discretionary	(4.0)
Real Estate	(4.2)
Energy	(4.4)
Industrials	5.0
Materials	(5.9)
Information Technology	8.5
Financials	20.9
U.S. Treasury Obligations	29.8
Investment Companies	32.7

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	201.9	(182.5)
Investment Companies	32.7	0.0
U.S. Treasury Obligations	29.8	0.0
Preferred Stocks	0.3	(1.2)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Basket Swaps	1	1
Interest Rate Swaps	18	16
Total Return Swaps	3	1
Forward Foreign Currency Exchange Contracts	13	13
Futures Contracts	14	20
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

During the period, the Fund’s Total Annual Fund Operating Expenses were updated from 1.67% to 5.22% (estimated) due to an increase in Dividends on Short Sales and Interest Expense. Dividends on Short Sales and Interest Expense were restated to reflect estimated expenses due to a change in implementation with respect to the Fund’s short positions. The Fund expects to obtain short exposure to a greater extent through investments in short equity positions rather than through equity derivative instruments.

C000130630
Shareholder Report [Line Items]
Fund Name	AQR Style Premia Alternative Fund
Class Name	N
Trading Symbol	QSPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Style Premia Alternative Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$538	4.88%

Expenses Paid, Amount	$ 538
Expense Ratio, Percent	4.88%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Style Premia Alternative Fund (the “Fund”) pursues its investment objective by aiming to provide exposure to four separate investment styles 1) value, 2) momentum, 3) carry, and 4) defensive. The Fund uses long and short positions in the following asset groups: equities, bonds, interest rates, currencies, and commodities. The Fund achieves its exposure to any of the asset groups by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class N shares of the Fund returned 20.87%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  Stock selection was the largest contributor to gains. Momentum signals were the primary driver, though value and defensive signals also contributed to gains.

  Fixed income was the next largest contributor. Gains were shared between country selection and tenor selection sub-strategies.

  The largest detractor from an asset group perspective was commodities where losses were driven by the across sector commodity selection sub-strategy.

  Modest losses also came from the equity index asset group. In particular, the emerging country selection sub-strategy detracted.

Line Graph [Table Text Block]
	Class N	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,850	$10,055	$10,005
12/31/2016	$10,767	$10,321	$10,038
12/31/2017	$12,024	$10,687	$10,124
12/31/2018	$10,508	$10,688	$10,314
12/31/2019	$9,633	$11,620	$10,549
12/31/2020	$7,498	$12,492	$10,619
12/31/2021	$9,337	$12,299	$10,625
12/31/2022	$12,164	$10,699	$10,779
12/31/2023	$13,684	$11,291	$11,320
12/31/2024	$16,540	$11,432	$11,914

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class N	20.87%	11.42%	5.16%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%

AssetsNet	$ 1,232,999,135
Holdings Count | Holding	2,158
Advisory Fees Paid, Amount	$ 14,846,747
InvestmentCompanyPortfolioTurnover	289.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,232,999,135 Total Number of Portfolio Holdings2,158 Total Advisory Fees Paid (net of reimbursements)$14,846,747 Portfolio Turnover Rate (excludes derivatives, if any)289%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	(0.7)
Communication Services	3.3
Consumer Discretionary	(4.0)
Real Estate	(4.2)
Energy	(4.4)
Industrials	5.0
Materials	(5.9)
Information Technology	8.5
Financials	20.9
U.S. Treasury Obligations	29.8
Investment Companies	32.7

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	201.9	(182.5)
Investment Companies	32.7	0.0
U.S. Treasury Obligations	29.8	0.0
Preferred Stocks	0.3	(1.2)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Basket Swaps	1	1
Interest Rate Swaps	18	16
Total Return Swaps	3	1
Forward Foreign Currency Exchange Contracts	13	13
Futures Contracts	14	20
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

During the period, the Fund’s Total Annual Fund Operating Expenses were updated from 1.94% to 5.46% (estimated) due to an increase in Dividends on Short Sales and Interest Expense. Dividends on Short Sales and Interest Expense were restated to reflect estimated expenses due to a change in implementation with respect to the Fund’s short positions. The Fund expects to obtain short exposure to a greater extent through investments in short equity positions rather than through equity derivative instruments.

C000145946
Shareholder Report [Line Items]
Fund Name	AQR Style Premia Alternative Fund
Class Name	R6
Trading Symbol	QSPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Style Premia Alternative Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$501	4.53%

Expenses Paid, Amount	$ 501
Expense Ratio, Percent	4.53%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Style Premia Alternative Fund (the “Fund”) pursues its investment objective by aiming to provide exposure to four separate investment styles 1) value, 2) momentum, 3) carry, and 4) defensive. The Fund uses long and short positions in the following asset groups: equities, bonds, interest rates, currencies, and commodities. The Fund achieves its exposure to any of the asset groups by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class R6 shares of the Fund returned 21.15%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  Stock selection was the largest contributor to gains. Momentum signals were the primary driver, though value and defensive signals also contributed to gains.

  Fixed income was the next largest contributor. Gains were shared between country selection and tenor selection sub-strategies.

  The largest detractor from an asset group perspective was commodities where losses were driven by the across sector commodity selection sub-strategy.

  Modest losses also came from the equity index asset group. In particular, the emerging country selection sub-strategy detracted.

Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
12/31/2014	$50,000,000	$50,000,000	$50,000,000
12/31/2015	$54,400,159	$50,274,953	$50,026,535
12/31/2016	$54,200,782	$51,605,853	$50,189,585
12/31/2017	$60,760,785	$53,433,653	$50,617,764
12/31/2018	$53,277,005	$53,439,659	$51,568,660
12/31/2019	$48,973,607	$58,097,939	$52,744,666
12/31/2020	$38,243,771	$62,459,070	$53,096,576
12/31/2021	$47,819,561	$61,496,081	$53,122,603
12/31/2022	$62,541,851	$53,495,276	$53,895,804
12/31/2023	$70,574,022	$56,452,918	$56,598,638
12/31/2024	$85,501,122	$57,158,711	$59,570,879

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	21.15%	11.79%	5.51%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%

AssetsNet	$ 1,232,999,135
Holdings Count | Holding	2,158
Advisory Fees Paid, Amount	$ 14,846,747
InvestmentCompanyPortfolioTurnover	289.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,232,999,135 Total Number of Portfolio Holdings2,158 Total Advisory Fees Paid (net of reimbursements)$14,846,747 Portfolio Turnover Rate (excludes derivatives, if any)289%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	(0.7)
Communication Services	3.3
Consumer Discretionary	(4.0)
Real Estate	(4.2)
Energy	(4.4)
Industrials	5.0
Materials	(5.9)
Information Technology	8.5
Financials	20.9
U.S. Treasury Obligations	29.8
Investment Companies	32.7

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	201.9	(182.5)
Investment Companies	32.7	0.0
U.S. Treasury Obligations	29.8	0.0
Preferred Stocks	0.3	(1.2)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Basket Swaps	1	1
Interest Rate Swaps	18	16
Total Return Swaps	3	1
Forward Foreign Currency Exchange Contracts	13	13
Futures Contracts	14	20
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

During the period, the Fund’s Total Annual Fund Operating Expenses were updated from 1.59% to 5.12% (estimated) due to an increase in Dividends on Short Sales and Interest Expense. Dividends on Short Sales and Interest Expense were restated to reflect estimated expenses due to a change in implementation with respect to the Fund’s short positions. The Fund expects to obtain short exposure to a greater extent through investments in short equity positions rather than through equity derivative instruments.

C000232928
Shareholder Report [Line Items]
Fund Name	AQR Trend Total Return Fund
Class Name	I
Trading Symbol	QNZIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Trend Total Return Fund (formerly known as AQR Sustainable Long-Short Equity Carbon Aware Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. Information about the Fund prior to August 19, 2024 as reflected in the semi-annual shareholder report is that of the Fund when it followed different investment strategies under the name AQR Sustainable Long-Short Equity Carbon Aware Fund.
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$235	2.00%

Expenses Paid, Amount	$ 235
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The Fund seeks to provide investors with two different sources of return: 1) strategic exposure to equity markets, and 2) the potential gains from a trend-following approach. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

Effective August 19, 2024, the Fund’s name and principal investment strategy changed (the “Repurposing”) and new benchmarks were also selected due to the change in strategy. The Fund’s performance prior to the Repurposing is of the Fund when it followed different investment strategies under the name AQR Sustainable Long-Short Equity Carbon Aware Fund. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class I shares of the Fund returned 34.73%. During the same period, the Fund’s broad-based benchmark, the S&P 500® Total Return Index, the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, and the Fund’s performance benchmark, 50% S&P 500® Total Return Index and 50% ICE BofA US 3-Month Treasury Bill Index, returned 25.02%, 5.25% and 14.89%, respectively.

Prior to the Repurposing, the Fund’s three benchmarks were MSCI World Net Total Return USD Index, ICE BofA US 3-Month Treasury Bill Index, and 50% MSCI World Net Total Return USD Index and 50% ICE BofA US 3-Month Treasury Bill Index, which returned 18.67%, 5.25% and 11.90%, respectively for the one-year period ended December 31, 2024.

Top Contributors:

Top Detractors:

  Stock selection was the largest contributor to gains over the year. Momentum signals were the primary driver, though investor sentiment and value signals also contributed to the positive result.

  Following the change to the Fund’s principal investment strategy effective August 19, 2024, trends in alternative markets drove gains. In particular, trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  There were no notable strategy groups that detracted over the year.

Line Graph [Table Text Block]
	Class I	S&P 500® Total Return IndexFootnote Reference*	ICE BofA US 3-Month Treasury Bill Index	50% S&P 500® Total Return Index/50% ICE BofA US 3-Month Treasury Bill IndexFootnote Reference*	MSCI World Net Total Return USD Index	50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
12/16/2021	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2021	$10,080	$10,213	$10,000	$10,108	$10,207	$10,105
12/31/2022	$11,638	$8,364	$10,146	$9,274	$8,355	$9,265
12/31/2023	$14,380	$10,562	$10,655	$10,710	$10,343	$10,594
12/31/2024	$19,375	$13,205	$11,214	$12,305	$12,274	$11,855

Average Annual Return [Table Text Block]
	1 Year	Since Inception (12/16/2021)
Class I	34.73%	24.27%
S&P 500® Total Return IndexFootnote Reference*	25.02%	9.56%
ICE BofA US 3-Month Treasury Bill Index	5.25%	3.84%
50% S&P 500® Total Return Index/50% ICE BofA US 3-Month Treasury Bill IndexFootnote Reference*	14.89%	7.05%
MSCI World Net Total Return USD Index	18.67%	6.96%
50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index	11.90%	5.75%

AssetsNet	$ 53,558,321
Holdings Count | Holding	2,332
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	609.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$53,558,321 Total Number of Portfolio Holdings2,332 Total Advisory Fees Paid (net of reimbursements)$0 Portfolio Turnover Rate (excludes derivatives, if any)609%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	0.0
Industrials	(0.7)
Energy	(1.4)
Information Technology	1.7
Financials	1.7
Real Estate	(1.8)
Consumer Discretionary	1.8
Materials	(2.2)
Consumer Staples	(3.2)
U.S. Treasury Obligations	16.0
Investment Companies	58.8

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	83.5	(87.2)
Investment Companies	58.8	0.0
U.S. Treasury Obligations	16.0	0.0
Preferred Stocks	0.0	(0.4)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	22	15
Total Return Swaps	1	0
Credit Default Swaps	0	1
Forward Foreign Currency Exchange Contracts	8	13
Futures Contracts	21	17
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

Effective August 19, 2024, the Fund's name, principal investment strategy and principal risks changed (the "Repurposing"). Effective at the Repurposing, the Fund's management fee was reduced from 1.10% to 1.05% and the Fund's Total Annual Fund Operating Expenses were updated from 2.06% to 2.99% (estimated). Prior to the Repurposing, the Fund's name was AQR Sustainable Long-Short Equity Carbon Aware Fund and it pursued a different principal investment strategy.

C000232926
Shareholder Report [Line Items]
Fund Name	AQR Trend Total Return Fund
Class Name	N
Trading Symbol	QNZNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Trend Total Return Fund (formerly known as AQR Sustainable Long-Short Equity Carbon Aware Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. Information about the Fund prior to August 19, 2024 as reflected in the semi-annual shareholder report is that of the Fund when it followed different investment strategies under the name AQR Sustainable Long-Short Equity Carbon Aware Fund.
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$264	2.25%

Expenses Paid, Amount	$ 264
Expense Ratio, Percent	2.25%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The Fund seeks to provide investors with two different sources of return: 1) strategic exposure to equity markets, and 2) the potential gains from a trend-following approach. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

Effective August 19, 2024, the Fund’s name and principal investment strategy changed (the “Repurposing”) and new benchmarks were also selected due to the change in strategy. The Fund’s performance prior to the Repurposing is of the Fund when it followed different investment strategies under the name AQR Sustainable Long-Short Equity Carbon Aware Fund. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class N shares of the Fund returned 34.49%. During the same period, the Fund’s broad-based benchmark, the S&P 500® Total Return Index, the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, and the Fund’s performance benchmark, 50% S&P 500® Total Return Index and 50% ICE BofA US 3-Month Treasury Bill Index, returned 25.02%, 5.25% and 14.89%, respectively.

Prior to the Repurposing, the Fund’s three benchmarks were MSCI World Net Total Return USD Index, ICE BofA US 3-Month Treasury Bill Index, and 50% MSCI World Net Total Return USD Index and 50% ICE BofA US 3-Month Treasury Bill Index, which returned 18.67%, 5.25% and 11.90%, respectively for the one-year period ended December 31, 2024.

Top Contributors:

Top Detractors:

  Stock selection was the largest contributor to gains over the year. Momentum signals were the primary driver, though investor sentiment and value signals also contributed to the positive result.

  Following the change to the Fund’s principal investment strategy effective August 19, 2024, trends in alternative markets drove gains. In particular, trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  There were no notable strategy groups that detracted over the year.

Line Graph [Table Text Block]
	Class N	S&P 500® Total Return IndexFootnote Reference*	ICE BofA US 3-Month Treasury Bill Index	50% S&P 500® Total Return Index/50% ICE BofA US 3-Month Treasury Bill IndexFootnote Reference*	MSCI World Net Total Return USD Index	50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
12/16/2021	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2021	$10,080	$10,213	$10,000	$10,108	$10,207	$10,105
12/31/2022	$11,606	$8,364	$10,146	$9,274	$8,355	$9,265
12/31/2023	$14,307	$10,562	$10,655	$10,710	$10,343	$10,594
12/31/2024	$19,241	$13,205	$11,214	$12,305	$12,274	$11,855

Average Annual Return [Table Text Block]
	1 Year	Since Inception (12/16/2021)
Class N	34.49%	23.99%
S&P 500® Total Return IndexFootnote Reference*	25.02%	9.56%
ICE BofA US 3-Month Treasury Bill Index	5.25%	3.84%
50% S&P 500® Total Return Index/50% ICE BofA US 3-Month Treasury Bill IndexFootnote Reference*	14.89%	7.05%
MSCI World Net Total Return USD Index	18.67%	6.96%
50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index	11.90%	5.75%

AssetsNet	$ 53,558,321
Holdings Count | Holding	2,332
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	609.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$53,558,321 Total Number of Portfolio Holdings2,332 Total Advisory Fees Paid (net of reimbursements)$0 Portfolio Turnover Rate (excludes derivatives, if any)609%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	0.0
Industrials	(0.7)
Energy	(1.4)
Information Technology	1.7
Financials	1.7
Real Estate	(1.8)
Consumer Discretionary	1.8
Materials	(2.2)
Consumer Staples	(3.2)
U.S. Treasury Obligations	16.0
Investment Companies	58.8

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	83.5	(87.2)
Investment Companies	58.8	0.0
U.S. Treasury Obligations	16.0	0.0
Preferred Stocks	0.0	(0.4)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	22	15
Total Return Swaps	1	0
Credit Default Swaps	0	1
Forward Foreign Currency Exchange Contracts	8	13
Futures Contracts	21	17
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

Effective August 19, 2024, the Fund's name, principal investment strategy and principal risks changed (the "Repurposing"). Effective at the Repurposing, the Fund's management fee was reduced from 1.10% to 1.05% and the Fund's Total Annual Fund Operating Expenses were updated from 2.30% to 3.24% (estimated). Prior to the Repurposing, the Fund's name was AQR Sustainable Long-Short Equity Carbon Aware Fund and it pursued a different principal investment strategy.

C000232927
Shareholder Report [Line Items]
Fund Name	AQR Trend Total Return Fund
Class Name	R6
Trading Symbol	QNZRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Trend Total Return Fund (formerly known as AQR Sustainable Long-Short Equity Carbon Aware Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. Information about the Fund prior to August 19, 2024 as reflected in the semi-annual shareholder report is that of the Fund when it followed different investment strategies under the name AQR Sustainable Long-Short Equity Carbon Aware Fund.
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$223	1.90%

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The Fund seeks to provide investors with two different sources of return: 1) strategic exposure to equity markets, and 2) the potential gains from a trend-following approach. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

Effective August 19, 2024, the Fund’s name and principal investment strategy changed (the “Repurposing”) and new benchmarks were also selected due to the change in strategy. The Fund’s performance prior to the Repurposing is of the Fund when it followed different investment strategies under the name AQR Sustainable Long-Short Equity Carbon Aware Fund. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class R6 shares of the Fund returned 34.89%. During the same period, the Fund’s broad-based benchmark, the S&P 500® Total Return Index, the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, and the Fund’s performance benchmark, 50% S&P 500® Total Return Index and 50% ICE BofA US 3-Month Treasury Bill Index, returned 25.02%, 5.25% and 14.89%, respectively.

Prior to the Repurposing, the Fund’s three benchmarks were MSCI World Net Total Return USD Index, ICE BofA US 3-Month Treasury Bill Index, and 50% MSCI World Net Total Return USD Index and 50% ICE BofA US 3-Month Treasury Bill Index, which returned 18.67%, 5.25% and 11.90%, respectively for the one-year period ended December 31, 2024.

Top Contributors:

Top Detractors:

  Stock selection was the largest contributor to gains over the year. Momentum signals were the primary driver, though investor sentiment and value signals also contributed to the positive result.

  Following the change to the Fund’s principal investment strategy effective August 19, 2024, trends in alternative markets drove gains. In particular, trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  There were no notable strategy groups that detracted over the year.

Line Graph [Table Text Block]
	Class R6	S&P 500® Total Return IndexFootnote Reference*	ICE BofA US 3-Month Treasury Bill Index	50% S&P 500® Total Return Index/50% ICE BofA US 3-Month Treasury Bill IndexFootnote Reference*	MSCI World Net Total Return USD Index	50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
12/16/2021	$50,000,000	$50,000,000	$50,000,000	$50,000,000	$50,000,000	$50,000,000
12/31/2021	$50,400,000	$51,066,722	$50,002,252	$50,540,529	$51,036,114	$50,524,692
12/31/2022	$58,274,205	$41,818,085	$50,730,037	$46,371,167	$41,777,356	$46,325,427
12/31/2023	$72,049,475	$52,811,081	$53,274,110	$53,548,432	$51,714,995	$52,972,364
12/31/2024	$97,189,570	$66,024,244	$56,071,764	$61,523,113	$61,370,655	$59,273,982

Average Annual Return [Table Text Block]
	1 Year	Since Inception (12/16/2021)
Class R6	34.89%	24.40%
S&P 500® Total Return IndexFootnote Reference*	25.02%	9.56%
ICE BofA US 3-Month Treasury Bill Index	5.25%	3.84%
50% S&P 500® Total Return Index/50% ICE BofA US 3-Month Treasury Bill IndexFootnote Reference*	14.89%	7.05%
MSCI World Net Total Return USD Index	18.67%	6.96%
50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index	11.90%	5.75%

AssetsNet	$ 53,558,321
Holdings Count | Holding	2,332
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	609.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$53,558,321 Total Number of Portfolio Holdings2,332 Total Advisory Fees Paid (net of reimbursements)$0 Portfolio Turnover Rate (excludes derivatives, if any)609%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	0.0
Industrials	(0.7)
Energy	(1.4)
Information Technology	1.7
Financials	1.7
Real Estate	(1.8)
Consumer Discretionary	1.8
Materials	(2.2)
Consumer Staples	(3.2)
U.S. Treasury Obligations	16.0
Investment Companies	58.8

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	83.5	(87.2)
Investment Companies	58.8	0.0
U.S. Treasury Obligations	16.0	0.0
Preferred Stocks	0.0	(0.4)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	22	15
Total Return Swaps	1	0
Credit Default Swaps	0	1
Forward Foreign Currency Exchange Contracts	8	13
Futures Contracts	21	17
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

Effective August 19, 2024, the Fund's name, principal investment strategy and principal risks changed (the "Repurposing"). Effective at the Repurposing, the Fund's management fee was reduced from 1.10% to 1.05% and the Fund's Total Annual Fund Operating Expenses were updated from 1.97% to 2.89% (estimated). Prior to the Repurposing, the Fund's name was AQR Sustainable Long-Short Equity Carbon Aware Fund and it pursued a different principal investment strategy.